Putnam
Master Income
Trust

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-04

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Looking back on the past six months in financial markets, stocks and bonds had generally steady and satisfying results for most of the period. Markets were lifted by the resurgence of the economy, prompted in part by the 2003 tax cuts and the Federal Reserve Board's low interest-rate policy. Corporate earnings rose to their most impressive levels in years and many states even experienced a minor improvement in tax revenues. However, since March 2004, uncertainty and volatility have returned to the markets. Bonds in particular experienced broad setbacks in April because of concerns that inflation could be sparked by vigorous job creation and rising energy prices. Markets continue to show vulnerability to these concerns and to the situation in Iraq.

As observers of financial markets for many years, we have gained the perspective that periods of uncertainty and transition like the one we are witnessing today usually reflect an effort by investors to incorporate new facts into their thinking, a process that takes time. The resulting volatility is uncomfortable, but over time, it allows investors to set more realistic expectations for future investment performance. Uncertainty on its own is no reason to alter a well-planned investment strategy.

Putnam's portfolio management teams have vigilantly monitored these conditions. While the retreat in financial markets has been broad, the teams have relied on their research and analysis to manage risks and identify opportunities. During the period ended April 30, 2004, your fund's managers have maintained a strategy of keeping the fund well diversified in a wide array of sectors and holdings, while taking advantage of those parts of the market that have outperformed, such as corporate high- yield bonds. As a result, your fund outperformed both its benchmark index and its Lipper average based on results at net asset value. In the following report, your fund's management teams discuss their approach to the market environment that prevailed during the period, as well as their outlook for the remainder of 2004.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

June 16, 2004


Report from Fund Management

Fund highlights

 * For the semiannual period ended April 30, 2004, Putnam Master Income Trust had a total return at net asset value (NAV) of 5.26%. The fund's return at market price was 0.41%.

 * Due to its emphasis on high-yield bonds, investments in emerging-market securities, and a beneficial currency strategy, the fund's results at NAV outperformed the 1.17% return of its primary benchmark, the Lehman Government/Credit Bond Index.

 * The fund's return at NAV outperformed the 4.09% average return of the Lipper Flexible Income Funds (closed end) category -- also as a result of its emphasis on higher-yielding securities. This Lipper category is relatively small, however, so comparisons can be difficult and may change quickly.

 * In January 2004, the fund's dividend for class A shares was reduced to $0.037 per share. Please see page 5 for details.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.


Performance commentary

In the first half of its fiscal year, Putnam Master Income Trust generally benefited from a variety of positive factors. The U.S. economy continued to show solid growth, which was especially helpful for corporate high-yield bonds, the largest portion of your fund's portfolio. In February 2004, bonds rallied on weak jobs data; however, stronger-than-expected job growth in March and April renewed inflation fears and caused bond prices to decline. In fact, management believes that the fund's lower return at market price may have been a reflection of investors' concerns about a Federal Reserve interest rate hike in June, which dampened enthusiasm for bonds. Overseas, emerging markets performed well until the latter part of the period, while slower growth in Europe generally helped bond performance in that region. Amid these changing conditions, the fund's focus on a variety of fixed-income sources proved beneficial for both its absolute and relative performance.

FUND PROFILE

Putnam Master Income Trust seeks high current income, consistent with preservation of capital, by investing in a portfolio that consists of U.S. investment-grade, corporate high-yield, and international fixed-income securities. The fund may be appropriate for investors seeking high current income, asset class diversification, or both.


Market overview

For most of the period, global bond markets generally benefited from a downward trend in interest rates brought on by a change in the outlook for economic growth. During the first two months of the period, interest rates were volatile, rising and falling within a broad range with each bit of news that either challenged or supported the possibility of a sustained economic recovery. As the new calendar year began, low inflation, an accommodative Federal Reserve monetary policy, and weak jobs data in February 2004 all helped bond yields to continue trending downward. In the final month of the period, however, there was strong evidence that the U.S. recovery was steaming along and that the lackluster jobs market was finally springing to life. Strong employment gains in the U.S. caused a sharp sell-off in bonds in April, as investors factored in a 100% chance of a Federal Reserve rate hike in June, with others to follow in subsequent months.

In Europe, low inflation reduced the likelihood of a rate increase by the European Central Bank, and European government bonds and securities produced solid returns that were similarly enhanced by a flight to quality. When the U.S. bond market declined in April, however, European bond markets generally followed suit.

High-yield corporate bonds in both the United States and Europe continued to benefit from declining default rates, an attractive yield advantage over Treasuries, and improved credit quality. High-yield bond prices declined in April, though to a lesser extent than Treasuries. Emerging-market bonds initially benefited from increased commodity exports but sold off sharply in the second half of the period.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 4/30/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Government/Credit Bond Index (U.S. Treasury and
agency securities)                                                      1.17%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         1.25%
-------------------------------------------------------------------------------
Citigroup Non-U.S. World Government Bond Index
(international government bonds)                                        3.68%
-------------------------------------------------------------------------------
JP Morgan Chase Global High Yield Index (global high-yield
corporate bonds)                                                        6.39%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.27%
-------------------------------------------------------------------------------
S&P/Citigroup World Ex-U.S. Primary Markets Growth Index
(international growth stocks)                                          11.03%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)              6.54%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 4/30/04.
-------------------------------------------------------------------------------

Strategy overview

During the past six months, we continued to seek out a diverse variety of sectors and securities in our efforts to enhance the fund's performance while managing its risk exposure. High-yield corporate bonds continued to provide strong performance for most of the semiannual period and remained the fund's largest weighting. However, after one of the best periods ever for this sector, which began in October 2002, well before the start of this period, and continued through December 2003, we felt that returns going forward would probably not be as strong and reduced the weighting. Similarly, we sharply reduced the fund's emerging-market holdings in January 2004, near the peak of their performance. Traditional mortgage-backed securities experienced greater volatility later in the period because, with home mortgage rates at such low levels, prepayments increased as borrowers refinanced their mortgages. Fortunately, we were able to find alternative securities within this sector that performed well. The fund's holdings of U.S. Treasuries benefited from a rally in the second half of the period, while European government agency securities benefited from their attractive risk/reward characteristics amid a forecast for slower growth in Europe in 2004.

We continued to use currency strategies to enhance returns. We maintained the fund's exposure to the yen in the second half, which helped performance because the yen continued to appreciate throughout the period. We also emphasized the euro, which generally appreciated during the period.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED

                            as of 10/31/03           as of 4/30/04

High yield                      48.7%                    45.8%

U.S. investment grade           25.6%                    36.5%

International                   25.7%                    17.7%

Footnote reads:
This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of total investment portfolio. Holdings will vary over time.


How fund holdings affected performance

While the mortgage-backed securities (MBS) sector generally underperformed due to prepayment concerns associated with low mortgage rates, we found two types of securities within this sector that performed well -- home equity loans and manufactured housing bonds. Unlike mortgages, home equity loans are not as susceptible to prepayments when interest rates decline, which helps boost the performance of securities that are backed by these loans. Similarly, holdings backed by manufactured housing companies benefited from a significant turnaround in this industry over the past few years accompanied by an increase in demand for low-income housing.

From a geographic standpoint, the fund continued to invest in Colombia, Mexico, and Russia, which performed well because of higher prices of oil and other commodities, although we reduced these weightings near the end of the period. We also invested in Australia and Canada (some Canadian holdings were sold near the end of the period, as we took advantage of strong performance to reduce the position). As demand for oil and basic materials has increased from high-growth regions such as China, these countries have seen significant increases in exports of oil, metals, and other commodities used for building infrastructure. We reduced the fund's holdings in Brazil, which tended to be much more volatile and performed poorly near the end of the period when emerging-market securities sold off.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

High Yield Sector

 1 PSF Group Holdings, Inc.
   144A, Class A

 2 Conseco Finance Securitizations Corp.
   Series 00-4, Class A6, 8.31%, 2032

 3 Conseco Finance Securitizations Corp.
   Series 02-1, Class A, 6.681%, 2032

International Sector

 1 United Kingdom
   Treasury bonds, 5%, 2004

 2 United Kingdom
   Treasury bonds, 7.5%, 2006

 3 Germany (Federal Republic of)
   Bonds, Ser. 97 6%, 2007

U.S. Investment-Grade Sector

 1 U.S. government Treasury bonds
   6.25%, May 15, 2030

 2 Federal National
   Mortgage Association
   Pass-through certificates, 5%, TBA,
   May 1, 2019

 3 U.S. government Treasury notes
   3.25%, August 15, 2008

Footnote reads:
These holdings represent 13.4% of the fund's net assets as of 4/30/04. The fund's holdings will change over time.


The fund's corporate high-yield bond holdings, which were reduced during the period, remained the largest weighting and performed well, with nearly every holding contributing positively to returns. Among the fund's larger positions, bonds issued by cable television company Charter Communications were key contributors. While the firm faced competitive and financial pressures, the company met expectations and management's moves to refinance debt eased investor concerns about the company's liquidity. In addition, bonds issued by finance company Finova Group provided solid returns. The company encountered significant difficulties a few years ago, particularly in its airplane-leasing business. The firm has worked to liquidate assets and manage its sizeable portfolio of loans and was helped by a significant loan in 2001 from noted investor Warren Buffett through a joint venture. The company repaid the loan earlier this year, ahead of schedule, and prospects for the airline sector have improved more than expected.

The fund's sizeable stake in the chemicals sector also boosted returns, including investments in Huntsman International, a major producer of basic chemicals and petrochemicals like ethylene and propylene, and Millennium America (a subsidiary of Millennium Chemicals), which owns three specialty chemical businesses. Although energy prices were high, leading to skepticism about the sector's prospects, this cyclical sector benefited from the improving economy. Among the few detractors to performance during the period were high-yield bonds issued by Solutia, a diversified specialty chemical company. The firm made news when it settled a high-profile PCB contamination lawsuit in Alabama and appeared to be on its way to working out balance sheet problems. However, the company surprised the market by filing for bankruptcy. We eliminated the bonds from the portfolio, although we still hold a small warrant position, which gives the fund's management the option to purchase the company's stock in the future.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

Approximately half of your fund's portfolio is invested in corporate high-yield securities, which have seen dramatic yield declines, as well as significant narrowing in the spread, or difference, over Treasury yields. Since the beginning of the high-yield market's rebound in October 2002, the spread over Treasuries has narrowed by more than 600 basis points, or six percentage points. As a result, in January 2004, your fund's distribution rate was reduced to $0.037 per share from $0.042 per share.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are D. William Kohli (Portfolio Leader), David Waldman
(Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, Steve Horner, Michael Salm, and John Van Tassel.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The fund's returns over this six-month period continued to be higher than the historical average for global fixed-income securities because of the optimal conditions that existed until the final month of the period. In the United States, there has been tremendous stimulus in the form of tax cuts, a weaker dollar, increased government spending, and interest rates that have been at historically low levels for some time. The greater willingness among investors to accept risk has helped boost the capital markets, which has also provided economic stimulus. Abroad, moderate growth and low inflation in Europe has kept rates low and government bonds have had solid performance, while high-yield bonds have seen strong returns similar to their U.S. counterparts.

The strengthening global economy and, in particular, evidence of strong job growth in the United States, have changed the equation. Historically, a tighter job market causes concerns that companies may raise wages and pass along these higher labor costs to consumers in the form of higher prices, leading to higher inflation. Inflation is bad for bond investors because interest payments are fixed and lose purchasing power when prices rise. As a result, higher inflation typically leads to higher interest rates, and in the bond market, when rates rise, bond prices decline.

While we cannot predict the future, the prospect of a tighter monetary policy for the remainder of 2004 has caused our management team to seek ways to mitigate the effects that rising rates can have on the fund's performance. These strategies include keeping the portfolio well diversified across a variety of geographic regions, sectors, and holdings and reducing its interest-rate sensitivity. As always, we will continue seeking opportunities for positive returns, while monitoring economic and market developments and making necessary adjustments as we see fit.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended April 30, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.


----------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 4/30/04
----------------------------------------------------------------------
                                      NAV    Market price
----------------------------------------------------------------------
6 months                             5.26%      0.41%
----------------------------------------------------------------------
1 year                              12.97       6.11
----------------------------------------------------------------------
5 years                             36.30      31.20
Annual average                       6.39       5.58
----------------------------------------------------------------------
10 years                            97.65      85.20
Annual average                       7.05       6.36
----------------------------------------------------------------------
Annual average
Life of fund (since
12/28/87)                            8.72       7.34
----------------------------------------------------------------------

Performance does not reflect taxes on reinvested distributions.



--------------------------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/04
--------------------------------------------------------------------------------------------------------
                                                   Citigroup                            Lipper Flexible
                               Lehman               Non-U.S.          JP Morgan          Income Funds
                             Government/             World              Chase            (closed end)
                               Credit             Government         Global High           category
                              Bond Index          Bond Index        Yield Index*           average+
--------------------------------------------------------------------------------------------------------
6 months                         1.17%               3.68%               6.39%               4.09%
--------------------------------------------------------------------------------------------------------
1 year                           1.80                9.22               16.61               11.24
--------------------------------------------------------------------------------------------------------
5 years                         39.23               31.51               30.94               30.66
Annual average                   6.84                5.63                5.54                5.30
--------------------------------------------------------------------------------------------------------
10 years                       104.21               81.12              112.58              109.29
Annual average                   7.40                6.12                7.83                7.49
--------------------------------------------------------------------------------------------------------
Annual average
Life of fund
(since 12/28/87)                 8.20                6.89                  --                8.53
--------------------------------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* The JP Morgan Chase Global High Yield Index's inception date was
  12/31/93.

+ Over the 6-month and 1-, 5-, and 10-year periods ended 4/30/04, there were 12, 12, 12, and 11 funds, respectively, in this Lipper category.



------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/04
------------------------------------------------------------------------------
Putnam Master Income Trust
------------------------------------------------------------------------------
Distributions (number)                             6
------------------------------------------------------------------------------
Income                                             $0.369
------------------------------------------------------------------------------
Capital gains                                      --
------------------------------------------------------------------------------
Total                                              $0.369
------------------------------------------------------------------------------
Share value:                                       NAV         Market price
------------------------------------------------------------------------------
10/31/03                                           $7.18       $6.57
------------------------------------------------------------------------------
4/30/04                                             7.16        6.25
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1                            6.20%       7.10%
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04 (MOST RECENT CALENDER QUARTER)
------------------------------------------------------------------------------
                                       NAV          Market price
------------------------------------------------------------------------------
6 months                              7.98%            4.52%
------------------------------------------------------------------------------
1 year                               18.96            14.50
------------------------------------------------------------------------------
5 years                              40.73            40.25
Annual average                        7.07             7.00
------------------------------------------------------------------------------
10 years                             98.16           107.26
Annual average                        7.08             7.56
------------------------------------------------------------------------------
Annual average
Life of fund (since
12/28/87)                             8.86             7.77
-------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the American Stock Exchange and the New York Stock Exchange.


Comparative indexes

Citigroup Non-U.S. World Government Bond Index is an unmanaged index of government bonds from 10 countries.

JP Morgan Chase Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Government/Credit Bond Index is an unmanaged index of U.S.
Treasury and agency securities and corporate bonds.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P/Citigroup World Ex-U.S. Primary Markets Growth Index is an unmanaged index of mostly large- and some small-capitalization stocks from developed countries excluding the United States chosen for their growth orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


The fund's portfolio
April 30, 2004 (Unaudited)

Corporate bonds and notes (46.2%) (a)
Principal amount                                                          Value

Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------
       $81,481 Lamar Media Corp. bank term loan FRN
               3.188s, 2010  (acquired 2/27/03,
               cost $81,481) (RES)                                      $82,398
       305,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                             327,875
                                                                 --------------
                                                                        410,273

Automotive (1.2%)
-------------------------------------------------------------------------------
       155,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                     168,950
       540,000 Collins & Aikman Products company
               guaranty 10 3/4s, 2011                                   558,900
        90,000 Dana Corp. notes 10 1/8s, 2010                           103,050
       310,000 Dana Corp. notes 9s, 2011                                365,800
        50,000 Dana Corp. notes 7s, 2029                                 48,000
       155,000 Dana Corp. notes 6 1/2s, 2009                            162,750
        85,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                                89,888
       285,000 Delco Remy International, Inc. 144A
               sr. sub. notes 9 3/8s, 2012                              282,150
       100,000 Dura Operating Corp. company
               guaranty Ser. B, 8 5/8s, 2012                            104,500
       330,000 Dura Operating Corp. company
               guaranty Ser. D, 9s, 2009                                328,350
        93,302 Hayes Lemmerz International, Inc.
               bank term loan FRN 4.956s,
               2009 (acquired 6/3/03, cost $92,369)
               (RES)                                                     95,090
       345,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                              396,319
EUR    110,000 Lear Corp. sr. notes 8 1/8s, 2008                        150,317
      $215,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                     219,300
       340,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     329,800
        20,000 Plastech 2nd. lien bank term loan
               FRN 5.62s, 2011 (acquired
               2/9/04, cost $20,000) (RES)                               20,313
        46,174 SPX Corp. bank term loan FRN Ser. B,
               3 1/8s, 2009 (acquired various dates
               from 7/23/02 to 8/26/03, cost
               $46,174) (RES)                                            46,742
EUR    200,000 Teksid Aluminum 144A company
               guaranty 11 3/8s, 2011 (Luxembourg)                      242,137
      $260,000 Tenneco Automotive, Inc. company
               guaranty Ser. B, 11 5/8s, 2009                           284,700
       410,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                    472,525
        70,000 TRW Automotive bank term loan FRN
               3.438s, 2011  (acquired 1/7/04, cost
               $69,947) (RES)                                            70,975
                                                                 --------------
                                                                      4,540,556

Basic Materials (5.1%)
-------------------------------------------------------------------------------
       325,000 Acetex Corp. sr. notes 10 7/8s, 2009
               (Canada)                                                 357,500
       280,000 AK Steel Corp. company guaranty
               7 7/8s, 2009                                             257,600
       345,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                             310,500
        72,457 Appleton Papers, Inc. bank term loan
               FRN 3.6s, 2006 (acquired
               6/4/02, cost $72,729) (RES)                               72,910
       295,000 Appleton Papers, Inc. company
               guaranty Ser. B, 12 1/2s, 2008                           331,875
       435,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                               345,825
       315,000 Better Minerals & Aggregates Co.
               company guaranty 13s, 2009                               242,550

Corporate bonds and notes (46.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $390,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                      $444,600
       155,000 Compass Minerals International, Inc.
               sr. disc. notes stepped-coupon
               zero % (12s, 6/1/08), 2013 (STP)                         117,800
       420,000 Compass Minerals International, Inc.
               sr. notes stepped-coupon zero %
               (12 3/4s, 12/15/07), 2012 (STP)                          340,200
       617,759 Doe Run Resources Corp. company
               guaranty Ser. A1, 11 3/4s,
               2008 (acquired various dates from
               7/27/01 to 11/26/03, cost $326,820)
               (RES) (PIK)                                              358,300
       415,000 Dow Chemical Co. (The) notes 5 3/4s,
               2009                                                     438,236
       910,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
                10 1/8s, 2008                                         1,012,375
       210,000 Equistar Chemicals LP/Equistar
               Funding Corp. sr. notes 10 5/8s,
               2011                                                     235,200
       200,000 Four M Corp. sr. notes Ser. B, 12s,
               2006                                                     202,500
       230,000 Georgia-Pacific Corp. bonds 7 3/4s,
               2029                                                     232,300
       500,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                     546,250
       365,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                   410,625
        74,625 Graphics Packaging bank term loan
               FRN 3.86s, 2010 (acquired
               8/6/03, cost $74,625) (RES)                               75,667
       175,000 Hercules, Inc. bank term loan FRN
               3.61s, 2010 (acquired 4/7/04, cost
               $175,000) (RES)                                          177,188
       550,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                            660,000
       410,000 Hercules, Inc. 144A sr. sub. notes
               6 3/4s, 2029                                             405,900
       105,000 Huntsman Advanced Materials, LLC
               144A sec. FRN 10s, 2008                                  109,200
       130,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                147,550
       426,000 Huntsman Co., LLC 144A sr. disc.
               notes zero %, 2008                                       251,340
       147,724 Huntsman Corp. bank term loan FRN
               Ser. A, 5.938s, 2007  (acquired
               various dates from 5/1/03 to
               9/24/03, cost $136,709) (RES)                            147,016
        95,088 Huntsman Corp. bank term loan FRN
               Ser. B, 10.188s, 2007
               (acquired various dates from 5/1/03
               to 9/24/03, cost $87,638) (RES)                           94,633
       435,000 Huntsman ICI Chemicals, Inc. company
               guaranty 10 1/8s, 2009                                   456,750
       845,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                       424,613
EUR    225,000 Huntsman International, LLC sr. sub.
               notes Ser. EXCH, 10 1/8s, 2009                           270,921
      $215,000 Huntsman LLC company guaranty
               11 5/8s, 2010                                            236,500
        50,000 International Steel Group, Inc. 144A
               sr. notes 6 1/2s, 2014                                    48,000
       765,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                    864,450
        30,000 Kaiser Aluminum & Chemical Corp. sr.
               notes Ser. B, 10 7/8s, 2006 (In
               default) (NON)                                            29,100
       345,000 Kaiser Aluminum & Chemical Corp. sr.
               sub. notes 12 3/4s, 2003 (In
               default) (NON) (DEF)                                      34,931
        40,000 Lyondell Chemical Co. bonds 11 1/8s,
               2012                                                      44,400
       400,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                    418,000
       490,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                             518,175
EUR    235,000 MDP Acquisitions PLC sr. notes
               10 1/8s, 2012 (Ireland)                                  313,244
       $45,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                    50,625
       188,351 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                            220,371
       660,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                    719,400
        80,000 Millennium America, Inc. 144A sr.
               notes 9 1/4s, 2008                                        87,200
        66,198 Nalco Co. bank term loan FRN Ser. B,
               3.629s, 2010 (acquired 11/6/03, cost
               $66,198) (RES)                                            66,704
       150,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                     157,875
EUR     40,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                      48,763
EUR     40,000 Nalco Co. 144A sr. sub. notes 9s,
               2013                                                      48,284
      $585,000 Nalco Co. 144A sr. sub. notes
               8 7/8s, 2013                                             617,175
       310,000 Norske Skog Canada 144A sr. notes
               7 3/8s, 2014 (Canada)                                    318,162
       306,241 Noveon International bonds 13s, 2011                     324,615
        80,000 Noveon International company
               guaranty Ser. B, 11s, 2011                                93,200
       233,383 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                       219,380
        73,902 Pioneer Companies, Inc. sec. FRN
               4.61s, 2006                                               69,837
       430,000 Potlatch Corp. company guaranty 10s,
               2011                                                     483,750
       225,000 Resolution Performance Products, LLC
               sec. notes 8s, 2009                                      232,875
        70,000 Resolution Performance Products, LLC
               sr. notes 9 1/2s, 2010                                    71,400
EUR      5,000 Rhodia SA unsub. Ser. EMTN, 6 1/4s,
               2005 (France)                                              6,098
      $280,000 Rhodia SA 144A sr. notes 7 5/8s,
               2010 (France)                                            253,400
EUR    235,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                        290,286
      $120,000 SGL Carbon, LLC bank term loan FRN
               4.22s, 2009  (acquired 2/26/04, cost
               $120,600) (RES)                                          119,700
       105,000 Smurfit-Stone Container Corp.
               company guaranty 8 1/4s, 2012                            112,350
        20,000 Smurfit-Stone Container Corp.
               company guaranty 7 1/2s, 2013                             20,700
       370,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                    412,550
        81,826 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                           78,962
       450,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                             495,000
       120,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             129,000
       475,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                            542,688
       215,000 United Agri Products 144A sr. notes
               8 1/4s, 2011                                             238,650
       274,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             310,305
       280,000 WCI Steel, Inc. sr. notes Ser. B,
               10s, 2004 (In default) (NON)                             134,400
       160,000 Wellman 1st. lien bank term loan FRN
               6s, 2009 (acquired 2/4/04, cost
               $160,000) (RES)                                          162,000
       145,000 Wellman 2nd. lien bank term loan FRN
               8 3/4s, 2010  (acquired 2/4/04, cost
               $142,100) (RES)                                          141,617
        21,772 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                            13,499
        43,545 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                            26,998
       230,000 WHX Corp. sr. notes 10 1/2s, 2005                        207,000
                                                                 --------------
                                                                     19,509,543

Building Materials (0.4%)
-------------------------------------------------------------------------------
       180,000 Building Materials Corp. company
               guaranty 8s, 2008                                        179,550
       305,000 Dayton Superior Corp. sec. notes
               10 3/4s, 2008                                            305,000
       120,000 Interface, Inc. 144A sr. sub. notes
               9 1/2s, 2014                                             120,600
        77,100 NCI Building Systems, Inc. bank term
               loan FRN Ser. B, 4.108s,
               2008 (acquired 9/4/02, cost $77,100)
               (RES)                                                     77,710
       300,000 Nortek Holdings, Inc. 144A sr. notes
               stepped-coupon zero %  (10s,
               11/15/07), 2011 (STP)                                    224,250
       220,000 Nortek, Inc. sr. sub. notes Ser. B,
               9 7/8s, 2011                                             246,400
       115,000 Owens Corning bonds 7 1/2s, 2018 (In
               default) (NON)                                            47,725
       460,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                           190,900
                                                                 --------------
                                                                      1,392,135

Capital Goods (4.4%)
-------------------------------------------------------------------------------
       425,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                             437,750
       520,612 Air2 US 144A sinking fund Ser. D,
               12.266s, 2020 (In default) (NON)                               5
        82,526 Allied Waste Industries, Inc. bank
               term loan FRN 3.866s, 2010 (acquired
               4/25/03, cost $82,526) (RES)                              83,801
        13,929 Allied Waste Industries, Inc. bank
               term loan FRN Ser. C, 1.09s,
               2010 (acquired 4/25/03, cost $13,929)
               (RES)                                                     14,125
       645,000 Allied Waste North America, Inc.
               company guaranty  Ser. B, 8 1/2s,
               2008                                                     719,175
       295,000 Allied Waste North America, Inc.
               144A sec. notes 6 1/2s, 2010                             295,738
        99,250 Amsted Industries bank term loan FRN
               5.102s, 2010  (acquired 8/12/03,
               cost $98,754) (RES)                                      100,801
       615,000 Argo-Tech Corp. company guaranty
               8 5/8s, 2007                                             618,075
       335,000 BE Aerospace, Inc. sr. sub. notes
               9 1/2s, 2008                                             335,000
       110,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                     106,150
       245,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         233,975
        70,000 Berry Plastics Corp. company
               guaranty 10 3/4s, 2012                                    79,450
       465,000 Blount, Inc. company guaranty 13s,
               2009                                                     502,200
       105,000 Blount, Inc. company guaranty 7s,
               2005                                                     109,200
       825,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                         771,375
       290,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                       295,800
        95,000 Crown Cork & Seal Company, Inc. bank
               term loan FRN  Ser. B, 4.1s, 2008
               (acquired 2/21/03, cost $94,050)
               (RES)                                                     96,544
       290,000 Crown Holdings SA notes 10 7/8s,
               2013 (France)                                            337,850
       845,000 Crown Holdings SA notes 9 1/2s, 2011
               (France)                                                 947,456
       500,000 Decrane Aircraft Holdings Co.
               company guaranty Ser. B, 12s, 2008                       327,500
        71,772 EaglePicher bank term loan FRN
               4.11s, 2009 (acquired 8/6/03, cost
               $72,209) (RES)                                            72,175
       380,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                             426,550
       345,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                 401,925
EUR    195,000 Flender Holdings 144A sr. notes 11s,
               2010 (Denmark)                                           271,380
      $102,340 Flowserve Corp. bank term loan FRN
               Ser. C, 3 7/8s, 2009  (acquired
               various dates from 4/30/02 to
               2/26/04, cost $103,040) (RES)                            103,543
       297,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            341,550
        99,474 Graham Packaging bank term loan FRN
               3 7/8s, 2010  (acquired 2/18/03,
               cost $98,976) (RES)                                      100,748
       365,000 Hexcel Corp. sr. sub. notes 9 3/4s,
               2009                                                     384,163
EUR    405,000 Impress Metal Packaging Holding NV
               sr. sub. notes 9 7/8s,
               2007 (Netherlands)                                       231,092
       $80,000 Invensys, PLC bank term loan FRN
               4.611s, 2009 (acquired 3/11/04, cost
               $79,800) (RES)                                            80,200
       390,000 Invensys, PLC notes 9 7/8s, 2011
               (United Kingdom)                                         411,450
       161,000 JII Holdings, LLC 144A sec. notes
               13s, 2007                                                144,900
       275,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 5/8s, 2010                                     308,000
       129,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 1/4s, 2007                                     134,160
       120,000 L-3 Communications Corp. company
               guaranty 7 5/8s, 2012                                    129,300
       220,000 L-3 Communications Corp. company
               guaranty 6 1/8s, 2013                                    218,900
       385,000 Legrand SA debs. 8 1/2s, 2025
               (France)                                                 405,694
        40,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    45,600
EUR    100,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                   131,977
      $120,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                             125,400
       105,000 Motors and Gears, Inc. sr. notes
               Ser. D, 10 3/4s, 2006                                     89,250
       100,000 Mueller Group bank term loan FRN
               4.35s, 2011  (acquired 4/22/04, cost
               $100,000) (RES)                                          100,500
       100,000 Mueller Group Inc. 144A sec. FRN
               5.919s, 2011                                             102,500
       140,000 Mueller Group Inc. 144A sr. sub.
               notes 10s, 2012                                          147,000
       300,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    309,750
       280,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                    293,300
       370,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                             404,225
       103,613 Pike Electric bank term loan FRN
               4 3/8s, 2010  (acquired 2/27/04,
               cost $105,010) (RES)                                     104,229
       275,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                     292,875
       205,000 Roller Bearing Company of America
               company guaranty  Ser. B, 9 5/8s,
               2007                                                     199,875
        98,750 Roper bank term loan FRN 3.127s,
               2008  (acquired 12/22/03, cost
               $98,750) (RES)                                            99,984
       630,000 Sequa Corp. sr. notes 9s, 2009                           702,450
       110,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             121,550
       110,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                    102,300
       100,000 Solo Cup Co. bank guaranty FRN
               3.61s, 2011  (acquired 2/19/04, cost
               $100,569) (RES)                                          101,588
       290,000 Solo Cup Co. 144A sr. sub. notes
               8 1/2s, 2014                                             298,700
       275,000 TD Funding Corp. company guaranty
               8 3/8s, 2011                                             290,813
       675,000 Tekni-Plex, Inc. company guaranty
               Ser. B, 12 3/4s, 2010                                    696,938
       245,000 Tekni-Plex, Inc. 144A sr. sec. notes
               8 3/4s, 2013                                             241,325
       100,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                     111,500
       380,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                            433,200
        24,938 Transdigm, Inc. bank term loan FRN
               3.34s, 2010  (acquired 4/19/04, cost
               $24,938) (RES)                                            25,156
       315,000 Trimas Corp. company guaranty
               9 7/8s, 2012                                             340,200
       200,000 Vought Aircraft Industries, Inc.
               144A sr. notes 8s, 2011                                  203,000
                                                                 --------------
                                                                     16,692,885

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------
        87,949 Coinmach Corp. bank term loan FRN
               Ser. B, 3 7/8s, 2009
               (acquired 1/31/02, cost $87,839)
               (RES)                                                     88,608
       650,000 Coinmach Corp. sr. notes 9s, 2010                        690,625
        24,619 Corrections Corporation of America
               bank term loan FRN 3.871s,
               2008 (acquired 8/5/03, cost $24,619)
               (RES)                                                     24,912
       240,472 Derby Cycle Corp. (The) sr. notes
               10s, 2008 (In default) (NON)                                  24
EUR    688,142 Derby Cycle Corp. (The) sr. notes
               9 3/8s, 2008 (In default) (NON)                               42
       $49,750 IESI Corp. bank term loan FRN
               4.147s, 2010 (acquired various
               dates from 10/20/03 to 10/21/03,
               cost $50,021) (RES)                                       50,434
       345,000 IESI Corp. company guaranty 10 1/4s,
               2012                                                     374,325
        93,600 Laidlaw International, Inc. bank
               term loan FRN 5 1/2s, 2009
               (acquired 6/18/03, cost $91,728)
               (RES)                                                     95,160
       720,000 Laidlaw International, Inc. 144A sr.
               notes 10 3/4s, 2011                                      808,200
                                                                 --------------
                                                                      2,132,330

Communication Services (4.1%)
-------------------------------------------------------------------------------
       318,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       344,235
       285,000 Alamosa Delaware, Inc. 144A sr.
               notes 8 1/2s, 2012                                       275,738
       105,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009 (In default)
               (NON)                                                     97,650
       430,000 American Cellular Corp. sr. notes
               Ser. B, 10s, 2011                                        414,950
       155,000 American Tower Corp. sr. notes
               9 3/8s, 2009                                             166,238
       195,000 American Tower Corp. 144A sr. notes
               7 1/2s, 2012                                             188,175
       405,000 American Towers, Inc. 144A sr. sub.
               notes 7 1/4s, 2011                                       414,113
       300,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     33,000
       805,000 Centennial Cellular Operating Co.
               company guaranty 10 1/8s, 2013                           829,150
        80,000 Cincinnati Bell Telephone Co.
               company guaranty 6.3s, 2028                               72,000
       200,000 Cincinnati Bell, Inc. company
               guaranty 7 1/4s, 2013                                    194,000
       215,000 Cincinnati Bell, Inc. notes 7 1/4s,
               2023                                                     203,175
       440,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                             415,800
       191,573 Colo.com, Inc. 144A sr. notes
               13 7/8s, 2010 (In default) (NON)                              19
        50,000 Consolidated Communications bank
               term loan FRN 3.85s,  2012 (acquired
               4/7/04, cost $50,000) (RES)                               50,438
        49,750 Crown Castle International Corp.
               bank term loan  FRN 4.61s, 2010
               (acquired 10/3/03, cost $49,750)
               (RES)                                                     50,502
       410,000 Crown Castle International Corp. sr.
               notes 9 3/8s, 2011                                       448,950
        49,750 Dobson Communications Corp. bank
               term loan  FRN 4.366s, 2010
               (acquired 10/20/03, cost $49,750)
               (RES)                                                     49,661
       590,000 Dobson Communications Corp. sr.
               notes 8 7/8s, 2013                                       463,150
       140,000 Eircom Funding notes 8 1/4s, 2013
               (Ireland)                                                151,200
       210,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                 231,000
       187,182 Firstworld Communication Corp. sr.
               disc. notes zero %, 2008 (In
               default) (NON)                                                19
       106,256 Globix Corp. company guaranty 11s,
               2008 (PIK)                                                95,630
       455,000 Inmarsat Finance PLC 144A company
               guaranty 7 5/8s, 2012 (United
               Kingdom)                                                 464,100
       160,000 iPCS, Inc. 144A sr. notes 11 1/2s,
               2012                                                     163,200
       540,000 iPCS, Inc. sr. disc. notes
               stepped-coupon zero % (14s,
               7/15/05), 2010 (In default) (NON)
               (STP)                                                    221,400
       405,000 Level 3 Financing Inc. 144A sr.
               notes 10 3/4s, 2011                                      358,425
       390,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                      423,150
       492,000 MCI Inc. sr. notes 7.735s, 2014                          456,330
       138,000 MCI Inc. sr. notes 6.688s, 2009                          131,100
       116,375 Nextel bank term loan FRN Ser. E,
               3 3/8s, 2010  (acquired 12/19/02,
               cost $107,647) (RES)                                     117,570
       220,000 Nextel Communications, Inc. sr.
               notes 9 1/2s, 2011                                       249,700
        15,000 Nextel Communications, Inc. sr.
               notes 9 3/8s, 2009                                        16,219
       795,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                       825,806
        20,000 Nextel Partners, Inc. sr. notes
               12 1/2s, 2009                                             23,550
       290,000 Nextel Partners, Inc. sr. notes 11s,
               2010                                                     327,700
       700,000 Nextel Partners, Inc. sr. notes
               8 1/8s, 2011                                             710,500
        94,264 PanAmSat Corp. bank term loan FRN
               3.6s, 2010  (acquired 10/29/03, cost
               $94,264) (RES)                                            94,382
       450,000 PanAmSat Corp. company guaranty
               8 1/2s, 2012                                             508,500
       105,625 Qwest Communications International,
               Inc. bank term loan FRN 6 1/2s, 2007
               (acquired 6/5/03, cost $104,569)
               (RES)                                                    109,775
       675,000 Qwest Communications International,
               Inc. 144A sr. notes 7 1/2s, 2014                         619,313
       120,000 Qwest Communications International,
               Inc. 144A sr. notes  FRN 4.63s, 2009                     111,000
     1,300,000 Qwest Corp. 144A notes 9 1/8s, 2012                    1,381,250
       195,000 Qwest Services Corp. 144A notes 14s,
               2014                                                     232,538
       145,000 Rogers Wireless, Inc. sec. notes
               9 5/8s, 2011 (Canada)                                    168,200
       170,000 Rural Cellular Corp. sr. sub. notes
               Ser. B, 9 5/8s, 2008                                     160,650
        50,000 SBA bank term loan FRN 4.65s, 2008
               (acquired 2/3/04,  cost $50,000)
               (RES)                                                     50,266
        90,000 SBA Communications Corp. sr. notes
               10 1/4s, 2009                                             90,000
       175,000 SBA Telecommunications Inc. 144A sr.
               disc. notes stepped- coupon zero %
               (9 3/4s, 12/15/07), 2011 (STP)                           129,500
       150,000 Time Warner Telecom, Inc. 144A sec.
               notes FRN 5.12s, 2011                                    142,500
       195,000 Time Warner Telecom, Inc. 144A sr.
               notes 9 1/4s, 2014                                       181,350
       205,000 Triton PCS, Inc. company guaranty
               8 3/4s, 2011                                             189,113
       365,000 TSI Telecommunication Services, Inc.
               company guaranty  Ser. B, 12 3/4s,
               2009                                                     397,850
       220,000 U S West, Inc. notes 5 5/8s, 2008                        213,400
       225,000 UbiquiTel Operating Co. bonds
               stepped-coupon zero %  (14s,
               4/15/05), 2010 (STP)                                     220,500
       195,000 UbiquiTel Operating Co. 144A sr.
               notes 9 7/8s, 2011                                       195,000
       210,000 US UnWired, Inc. company guaranty
               stepped-coupon  Ser. B, zero %
               (13 3/8s, 11/1/04), 2009 (STP)                           208,950
       390,000 Western Wireless Corp. sr. notes
               9 1/4s, 2013                                             400,725
                                                                 --------------
                                                                     15,482,305

Conglomerates (0.3%)
-------------------------------------------------------------------------------
       175,000 Tyco International Group SA company
               guaranty  7s, 2028 (Luxembourg)                          178,475
       160,000 Tyco International Group SA company
               guaranty  6 7/8s, 2029 (Luxembourg)                      161,404
        90,000 Tyco International Group SA company
               guaranty  6 3/4s, 2011 (Luxembourg)                       97,059
       665,000 Tyco International Group SA notes
               6 3/8s, 2011 (Luxembourg)                                700,256
       140,000 Tyco International Group SA 144A sr.
               notes 6s, 2013 (Luxembourg)                              141,922
                                                                 --------------
                                                                      1,279,116

Consumer (0.6%)
-------------------------------------------------------------------------------
       470,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                   528,750
       510,000 Jostens Holding Corp. sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           342,975
        94,778 Jostens, Inc. bank term loan FRN
               Ser. B, 3.72s, 2010
               (acquired 7/28/03, cost $94,778)
               (RES)                                                     95,512
       285,000 Jostens, Inc. sr. sub. notes
               12 3/4s, 2010                                            320,625
       900,000 Samsonite Corp. sr. sub. notes
               10 3/4s, 2008                                            936,000
                                                                 --------------
                                                                      2,223,862

Consumer Staples (6.8%)
-------------------------------------------------------------------------------
        50,000 Adelphia Communications Corp. notes
               Ser. B, 9 7/8s, 2005 (In default)
               (NON)                                                     54,000
       250,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                    272,500
        30,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                     32,700
       110,000 Adelphia Communications Corp. sr.
               notes Ser. B, 9 7/8s, 2007 (In
               default) (NON)                                           118,800
       405,000 Adelphia Communications Corp. sr.
               notes Ser. B, 7 3/4s, 2009 (In
               default) (NON)                                           421,200
        18,836 Affinity Group Holdings bank term
               loan FRN Ser. B1, 5.12s,
               2009 (acquired 5/27/03, cost $18,789)
               (RES)                                                     18,978
        47,092 Affinity Group Holdings bank term
               loan FRN Ser. B2, 5.16s,
               2009 (acquired 5/27/03, cost $46,974)
               (RES)                                                     47,445
       290,000 Affinity Group, Inc. 144A sr. sub.
               notes 9s, 2012                                           305,950
       350,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                       378,000
       180,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2011                                       188,100
       295,000 AMC Entertainment, Inc. 144A sr.
               sub. notes 8s, 2014                                      289,100
       441,690 American Seafood Group, LLC bank
               term loan FRN  Ser. B, 4.35s, 2009
               (acquired 4/11/02, cost $441,248)
               (RES)                                                    442,886
       120,000 AMF Bowling Worldwide bank term loan
               FRN 4.152s, 2009  (acquired 2/25/04,
               cost $120,000) (RES)                                     120,900
       179,185 Archibald Candy Corp. company
               guaranty 10s, 2007 (In default)
               (NON) (PIK)                                              123,638
       350,000 Armkel, LLC/Armkel Finance sr. sub.
               notes 9 1/2s, 2009                                       383,250
        90,000 Atlantic Broadband Finance, LLC 144A
               sr. sub. notes 9 3/8s, 2014                               87,300
       300,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       348,000
       980,000 Cablevision Systems Corp. 144A sr.
               notes 8s, 2012                                           982,450
       265,000 Capital Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                    294,150
       100,000 Century Cable Holdings bank term
               loan FRN 6s, 2009  (acquired
               6/11/02, cost $80,500) (RES)                              97,792
       160,000 Charter bank term loan FRN 4.36s,
               2011 (acquired 4/21/04, cost
               $160,000) (RES)                                          159,378
       225,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                     134,438
       285,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                     185,963
       240,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               1/15/05), 2010 (STP)                                     198,600
       300,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes
               11 1/8s, 2011                                            264,000
       440,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes
               10 3/4s, 2009                                            386,100
       225,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes
               10 1/4s, 2010                                            192,375
       955,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 10s,
               2011                                                     797,425
       495,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 9 5/8s,
               2009                                                     420,750
        50,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 8 5/8s,
               2009                                                      41,500
       350,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                 383,250
       530,000 Cinemark, Inc. 144A sr. disc. notes
               stepped-coupon zero %
               (9 3/4s, 3/15/09), 2014 (STP)                            331,913
        60,935 Constellation Brands, Inc. bank term
               loan FRN 3.213s, 2008
               (acquired 11/3/03, cost $60,935)
               (RES)                                                     61,805
       210,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                               227,850
        90,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                      96,075
       120,000 Del Monte Corp. company guaranty
               Ser. B, 9 1/4s, 2011                                     133,200
       305,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                             337,025
        79,897 Del Monte Foods Co. bank term loan
               FRN Ser. B, 3.408s, 2010  (acquired
               12/16/02, cost $79,498) (RES)                             81,121
        82,592 DirecTV bank term loan FRN Ser. B,
               3.399s, 2010 (acquired various dates
               from 3/4/03 to 8/5/03, cost $82,592)
               (RES)                                                     83,851
       695,000 DirecTV Holdings, LLC sr. notes
               8 3/8s, 2013                                             776,663
     1,162,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                        116
       430,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                             395,600
        12,315 Dole Food Co. bank term loan FRN
               4.34s, 2009 (acquired 12/8/03, cost
               $12,315) (RES)                                            12,490
       145,000 Dole Food Co. sr. notes 8 7/8s, 2011                     154,425
       105,000 Dole Food Co. sr. notes 8 5/8s, 2009                     112,350
       365,000 Domino's, Inc. sr. sub. notes
               8 1/4s, 2011                                             394,200
        30,000 Eagle Family Foods company guaranty
               Ser. B, 8 3/4s, 2008                                      24,000
       890,000 Echostar DBS Corp. 144A sr. notes
               6 3/8s, 2011                                             900,013
        62,500 Echostar DBS Corp. 144A sr. notes
               FRN 4.36s, 2008                                           65,000
       135,000 Elizabeth Arden, Inc. 144A company
               guaranty 7 3/4s, 2014                                    139,556
        98,505 Emmis Communications Corp. bank term
               loan FRN  Ser. C, 3 3/8s, 2009
               (acquired 6/20/02, cost $98,382)
               (RES)                                                     98,505
       130,000 Emmis Communications Corp. company
               guaranty  Ser. B, 8 1/8s, 2009                           135,688
       790,000 Granite Broadcasting Corp. 144A sec.
               notes 9 3/4s, 2010                                       774,200
       220,000 Gray Television, Inc. company
               guaranty 9 1/4s, 2011                                    244,750
        34,913 Insight Midwest LP/Insight Capital,
               Inc. bank term loan FRN 3.937s, 2009
               (acquired 11/5/01, cost $34,847)
               (RES)                                                     35,144
        19,444 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                19,395
       305,000 Land O'Lakes, Inc. sr. notes 8 3/4s,
               2011                                                     291,275
       325,000 Mediacom LLC/Mediacom Capital Corp.
               sr. notes 9 1/2s, 2013                                   323,375
       120,000 MGM bank term loan FRN 3.61s, 2011
                (acquired 4/21/04, cost $120,000)
               (RES)                                                    120,300
       490,000 News America Holdings, Inc. company
               guaranty 9 1/4s, 2013                                    622,010
       195,000 North Atlantic Trading Co. 144A sr.
               notes 9 1/4s, 2012                                       197,438
       270,000 Olympus Cable bank term loan FRN
               Ser. B, 6s, 2010 (acquired
               6/20/02, cost $235,305) (RES)                            263,057
EUR     40,000 ONO Finance PLC company guaranty
               13s, 2009 (United Kingdom)                                51,065
      $125,000 ONO Finance PLC sr. notes 14s, 2011
               (United Kingdom)                                         144,844
        15,000 ONO Finance PLC sr. notes 13s, 2009
               (United Kingdom)                                          16,031
EUR     80,000 ONO Finance PLC sr. notes Ser. REGS,
               14s, 2011 (United Kingdom)                               110,280
       $60,000 Pegasus Communications Corp. sr.
               notes Ser. B, 9 3/4s, 2006                                45,000
       210,000 Pegasus Satellite sr. notes 12 3/8s,
               2006                                                     147,000
       210,000 Pinnacle Foods Holding Corp. 144A
               sr. sub. notes 8 1/4s, 2013                              219,188
       660,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                    653,400
       415,000 Playtex Products, Inc. 144A secd.
               notes 8s, 2011                                           435,750
       350,000 Premier International Foods PLC sr.
               notes 12s, 2009 (United Kingdom)                         378,000
       395,000 Prestige Brands, Inc. 144A sr. sub.
               notes 9 1/4s, 2012                                       382,163
        10,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %
               (13 3/4s, 7/15/06), 2011 (Canada)
               (STP)                                                      9,200
       445,000 Quebecor Media, Inc. sr. notes
               11 1/8s, 2011 (Canada)                                   511,750
        72,155 Rayovac Corp. bank term loan FRN
               Ser. B, 3.623s, 2009
               (acquired 9/26/02, cost $72,082)
               (RES)                                                     72,696
       210,000 RCN Corp. sr. disc. notes Ser. B,
               zero %, 2008 (In default) (NON)                          107,625
       215,000 Regal Cinemas, Inc. company guaranty
               Ser. B, 9 3/8s, 2012                                     255,313
       405,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   402,975
        65,000 Rite Aid Corp. bank term loan FRN
               4.1s, 2008 (acquired 5/16/03, cost
               $64,919) (RES)                                            66,463
       305,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             342,363
        20,000 Rite Aid Corp. debs. 6 7/8s, 2013                         18,800
        40,000 Rite Aid Corp. notes 7 1/8s, 2007                         40,600
       205,000 Rite Aid Corp. sec. notes 8 1/8s,
               2010                                                     221,400
       270,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                     286,200
        20,000 Rite Aid Corp. 144A notes 6s, 2005                        19,925
       435,000 Sbarro, Inc. company guaranty 11s,
               2009                                                     371,925
        49,950 Scotts Co. (The) bank term loan FRN
               3 1/8s, 2010 (acquired
               10/16/03, cost $49,950) (RES)                             50,613
       140,000 Scotts Co. (The) 144A sr. sub. notes
               6 5/8s, 2013                                             144,200
       205,000 Sinclair Broadcast Group, Inc.
               company guaranty 8s, 2012                                217,813
        42,443 Six Flags, Inc. bank term loan FRN
               Ser. B, 3.594s, 2009
               (acquired 1/15/03, cost $42,390)
               (RES)                                                     42,796
     1,105,000 Six Flags, Inc. sr. notes 8 7/8s,
               2010                                                   1,124,338
       475,000 Six Flags, Inc. 144A sr. notes
               9 5/8s, 2014                                             497,563
        83,363 Sum Media bank term loan FRN Ser. B,
               3.418s, 2009 (acquired 2/4/03, cost
               $83,363) (RES)                                            84,092
       590,000 TeleWest Communications PLC debs.
               11s, 2007 (United Kingdom) (In
               default) (NON)                                           371,700
       190,000 TeleWest Communications PLC debs.
               9 5/8s, 2006 (United Kingdom) (In
               default) (NON)                                           116,375
       130,000 TeleWest Communications PLC sr.
               notes Ser. S, 9 7/8s, 2010 (United
               Kingdom) (In default) (NON)                               79,300
        50,000 TeleWest Communications PLC 144A sr.
               notes 11 1/4s, 2008 (United Kingdom)
               (In default) (NON)                                        31,250
       155,000 Videotron Ltee company guaranty
               6 7/8s, 2014 (Canada)                                    156,550
        65,000 Vivendi Universal SA bank term loan
               FRN Ser. B, 3.85s, 2008
               (acquired 6/23/03, cost $65,000)
               (France) (RES)                                            65,386
       540,000 Vivendi Universal SA sr. notes
               6 1/4s, 2008 (France)                                    563,625
       200,000 Warner Music bank term loan FRN
               3.894s, 2011 (acquired 4/8/04, cost
               $200,908) (RES)                                          202,600
       390,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                    388,050
       754,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                       795,470
       200,000 Young Broadcasting, Inc. 144A sr.
               sub. notes 8 3/4s, 2014                                  202,000
                                                                 --------------
                                                                     26,066,985

Energy (4.1%)
-------------------------------------------------------------------------------
       430,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                       442,900
       455,000 Belden & Blake Corp. company
               guaranty Ser. B, 9 7/8s, 2007                            453,863
       350,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             377,563
       300,000 CHC Helicopter Corp. 144A sr. sub.
               notes 7 3/8s, 2014 (Canada)                              303,750
       180,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                        205,650
       142,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                    153,360
       685,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                             739,800
       275,000 Comstock Resources, Inc. sr. notes
               6 7/8s, 2012                                             269,500
       120,000 Dresser, Inc. bank term loan FRN
               4.61s, 2010 (acquired 2/27/04, cost
               $120,900) (RES)                                          121,838
       380,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                             410,400
        77,000 El Paso Energy Partners LP company
               guaranty Ser. B, 8 1/2s, 2011                             86,048
       295,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                    321,550
       140,000 Encore Acquisition Co. 144A sr. sub.
               notes 6 1/4s, 2014                                       137,900
       390,000 Exco Resources, Inc. 144A company
               guaranty 7 1/4s, 2011                                    393,900
       330,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             353,100
       560,000 Forest Oil Corp. sr. notes 8s, 2011                      616,000
       115,000 Forest Oil Corp. sr. notes 8s, 2008                      125,350
       200,000 Gazprom OAO notes Ser. REGS, 9 5/8s,
               2013 (Russia)                                            205,500
       560,000 Gazprom OAO 144A notes 9 5/8s, 2013
               (Russia)                                                 575,400
       195,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                             206,700
       290,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                             223,300
       190,000 Hanover Equipment Trust sec. notes
               Ser. A, 8 1/2s, 2008                                     201,400
       265,000 Hornbeck Offshore Services, Inc. sr.
               notes 10 5/8s, 2008                                      290,838
       195,000 KCS Energy, Inc. 144A sr. notes
               7 1/8s, 2012                                             195,000
       160,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                             158,000
        40,000 Leviathan Gas Corp. company guaranty
               Ser. B, 10 3/8s, 2009                                     41,800
        46,389 Magellan Midstream Holdings bank
               term loan FRN 4.67s, 2008  (acquired
               6/13/03, cost $45,925) (RES)                              47,085
       295,000 Massey Energy Co. sr. notes 6 5/8s,
               2010                                                     296,475
       380,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                             418,000
       255,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                    242,250
       325,977 Oslo Seismic Services, Inc. 1st
               mtge. 8.28s, 2011                                        329,237
        50,000 Parker Drilling Co. bank term loan
               FRN 5.35s, 2007 (acquired
               10/22/03, cost $49,500) (RES)                             50,531
       290,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    311,025
        48,263 Peabody Energy Corp. bank term loan
               FRN Ser. B, 2.859s, 2010  (acquired
               3/20/03, cost $48,263) (RES)                              48,574
       405,000 Peabody Energy Corp. sr. notes
               5 7/8s, 2016                                             387,788
       335,000 Pemex Project Funding Master Trust
               company guaranty 8 5/8s, 2022                            385,250
       300,000 Petro Geo-Services notes 10s, 2010
               (Norway)                                                 327,000
       630,000 Petroleos Mexicanos company guaranty
               9 1/2s, 2027 (Mexico)                                    748,125
       550,000 Petronas Capital, Ltd. company
               guaranty 7 7/8s, 2022 (Malaysia)                         608,465
       125,000 Petronas Capital, Ltd. company
               guaranty 7s, 2012 (Malaysia)                             136,725
       205,000 Plains All American Pipeline
               LP/Plains All American Finance
               Corp. company guaranty 7 3/4s, 2012                      234,014
       310,000 Plains Exploration & Production Co.
               company guaranty Ser. B,
               8 3/4s, 2012                                             341,000
       260,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                              286,000
       350,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                     392,875
       209,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                       212,658
       320,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                    332,800
       170,000 Seven Seas Petroleum, Inc. sr. notes
               Ser. B, 12 1/2s, 2005 (In default)
               (NON)                                                          2
       400,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                      438,000
        95,000 Star Gas Partners LP/Star Gas
               Finance Co. 144A sr. notes 10 1/4s,
               2013                                                     104,025
       181,923 Star Gas Propane 1st Mtge. 8.04s,
               2009 (acquired 5/7/03, cost
               $178,285) (RES)                                          198,296
       500,000 Trico Marine Services, Inc. company
               guaranty 8 7/8s, 2012                                    230,000
        80,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                        85,800
       170,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             186,575
        80,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                        85,000
       650,000 Westport Resources Corp. company
               guaranty 8 1/4s, 2011                                    729,625
                                                                 --------------
                                                                     15,803,610

Financial (0.6%)
-------------------------------------------------------------------------------
       165,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                   173,250
       420,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                   464,100
     1,102,000 Finova Group, Inc. notes 7 1/2s,
               2009                                                     658,445
       109,250 Hilb, Rogal & Hamilton Co. bank term
               loan FRN Ser. B, 3 3/8s,
               2007 (acquired 6/20/02, cost
               $109,250) (RES)                                          110,616
       305,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                         341,600
        70,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                                  73,150
       230,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                 230,000
       290,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             327,700
                                                                 --------------
                                                                      2,378,861

Gaming & Lottery (2.9%)
-------------------------------------------------------------------------------
       265,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   307,400
        90,000 Argosy Gaming Co. sr. sub. notes 9s,
               2011                                                     101,250
       350,000 Argosy Gaming Co. 144A sr. sub.
               notes 7s, 2014                                           358,313
        69,650 Borgata Resorts bank term loan FRN
               Ser. B, 5.192s, 2007
               (acquired 6/5/02, cost $69,476)
               (RES)                                                     70,555
       400,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                             441,500
       190,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9s, 2010                                  211,375
       480,000 Herbst Gaming, Inc. sec. notes
               Ser. B, 10 3/4s, 2008                                    541,200
       530,000 Hollywood Park, Inc. company
               guaranty Ser. B, 9 1/4s, 2007                            543,250
       490,000 Horseshoe Gaming Holdings company
               guaranty 8 5/8s, 2009                                    512,050
       150,000 Inn of the Mountain Gods 144A sr.
               notes 12s, 2010                                          164,250
       235,000 Mandalay Resort Group sr. notes
               6 1/2s, 2009                                             245,575
       605,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                             682,138
       260,000 MGM Mirage, Inc. company guaranty
               6s, 2009                                                 263,250
        30,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                        31,950
       100,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8 3/8s, 2011                                  109,000
       685,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                  698,700
       490,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                       539,000
       265,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                           278,250
       200,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  223,000
        63,198 Penn National Gaming, Inc. bank term
               loan FRN 3.609s, 2010
               (acquired 2/19/03, cost $63,119)
               (RES)                                                     63,988
       255,000 Penn National Gaming, Inc. company
               guaranty Ser. B, 11 1/8s, 2008                           284,963
       500,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                       543,750
        61,976 Pinnacle Entertainment, Inc. bank
               term loan FRN 4.6s, 2009
               (acquired 12/15/03, cost $61,976)
               (RES)                                                     62,648
       300,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                  303,000
       135,000 Pinnacle Entertainment, Inc. 144A
               sr. sub. notes 8 1/4s, 2012                              129,938
       375,000 Resorts International Hotel and
               Casino, Inc. company guaranty
                11 1/2s, 2009                                           418,125
       305,000 Riviera Holdings Corp. company
               guaranty 11s, 2010                                       324,825
       123,752 Scientific Games Holdings bank term
               loan FRN 4.673s, 2008  (acquired
               12/11/02, cost $123,134) (RES)                           125,402
       245,000 Station Casinos, Inc. 144A sr. notes
               6s, 2012                                                 246,531
       275,000 Station Casinos, Inc. 144A sr. sub.
               notes 6 7/8s, 2016                                       273,625
       655,000 Trump Atlantic City Associates
               company guaranty 11 1/4s, 2006                           560,025
       830,000 Trump Casino Holdings, LLC company
               guaranty 12 5/8s, 2010                                   840,375
       515,000 Venetian Casino Resort, LLC company
               guaranty 11s, 2010                                       602,550
                                                                 --------------
                                                                     11,101,751

Health Care (3.4%)
-------------------------------------------------------------------------------
        21,644 ALARIS Medical Systems, Inc. bank
               term loan FRN 3.36s, 2009
               (acquired 6/30/03, cost $21,644)
               (RES)                                                     21,894
        43,337 Alderwoods Group, Inc. bank term
               loan FRN 3.9292s, 2008
               (acquired 9/9/03, cost $43,337)
               (RES)                                                     43,905
       460,100 Alderwoods Group, Inc. company
               guaranty 12 1/4s, 2009                                   513,012
        95,000 Alliance Imaging, Inc. sr. sub.
               notes 10 3/8s, 2011                                       95,000
       315,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    335,475
       310,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             342,550
       535,000 Ardent Health Services, Inc. sr.
               sub. notes 10s, 2013                                     585,825
        62,188 Beverly Enterprises, Inc. bank term
               loan FRN 4.457s, 2008
               (acquired 10/20/03, cost $62,032)
               (RES)                                                     62,848
        70,000 Biovail Corp. sr. sub. notes 7 7/8s,
               2010 (Canada)                                             68,600
       147,750 Community Health Systems, Inc. bank
               term loan FRN Ser. B, 3.62s,
               2010 (acquired 7/11/02, cost
               $147,750) (RES)                                          150,151
        99,250 Concentra bank term loan FRN 4.941s,
               2009 (acquired 8/12/03, cost
               $99,250) (RES)                                           100,573
        92,795 Dade Behring, Inc. company guaranty
               11.91s, 2010                                             107,178
       198,921 DaVita, Inc. bank term loan FRN
               Ser. B, 3.164s, 2009 (acquired
               various dates from 7/17/03 to
               1/30/04, cost $200,077) (RES)                            200,910
       185,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                            205,350
       285,000 Extendicare Health Services, Inc.
               144A sr. sub. notes 6 7/8s, 2014                         277,163
        55,331 Fisher Scientific International,
               Inc. bank term loan FRN 3.11s,
               2010 (acquired 2/13/03, cost
               $55,331) (RES)                                            55,654
        49,750 Hanger Orthopedic Group, Inc. bank
               term loan FRN 3.86s, 2009  (acquired
               9/29/03, cost $49,750) (RES)                              50,372
       325,000 Hanger Orthopedic Group, Inc.
               company guaranty 10 3/8s, 2009                           363,188
       115,000 HCA, Inc. debs. 7.19s, 2015                              119,660
       640,000 HCA, Inc. notes 8.36s, 2024                              689,494
       150,000 HCA, Inc. notes 7.69s, 2025                              151,390
       445,000 HCA, Inc. notes 7s, 2007                                 478,158
       540,000 Healthsouth Corp. notes 7 5/8s, 2012                     542,700
       255,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                     258,825
       130,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                     131,300
       110,000 Healthsouth Corp. sr. notes 7s, 2008                     108,900
       215,000 IASIS Healthcare Corp. company
               guaranty 13s, 2009                                       238,113
        45,000 IASIS Healthcare Corp. company
               guaranty 8 1/2s, 2009                                     48,150
       195,000 Insight Health Services Corp. 144A
               company guaranty 9 7/8s, 2011                            196,950
        66,813 Kinetic Concepts, Inc. bank term
               loan FRN 3.36s, 2011
               (acquired 8/5/03, cost $66,984)
               (RES)                                                     67,481
       130,735 Magellan Health Services, Inc. sr.
               notes Ser. A, 9 3/8s, 2008                               141,357
        80,641 Medex, Inc. bank term loan FRN
               4.135s, 2009 (acquired various
               dates from 5/16/03 to 6/16/03, cost
               $80,602) (RES)                                            81,195
       380,000 Mediq, Inc. debs. 13s, 2009 (In
               default) (NON)                                                38
       495,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                    559,350
       195,000 NeighborCare, Inc. 144A sr. sub.
               notes 6 7/8s, 2013                                       198,900
       100,000 Omega Health Care Investors 144A sr.
               notes 7s, 2014                                           101,500
       405,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                             409,050
       396,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                           462,330
       410,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                       401,800
        70,000 Service Corp. International debs.
               7 7/8s, 2013                                              73,150
        40,000 Service Corp. International notes
               7.2s, 2006                                                42,500
        15,000 Service Corp. International notes
               6 7/8s, 2007                                              15,825
        60,000 Service Corp. International notes
               6 1/2s, 2008                                              61,950
        65,000 Service Corp. International notes
               6s, 2005                                                  67,925
       145,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                     154,788
       415,000 Service Corp. International 144A sr.
               notes 6 3/4s, 2016                                       411,888
       390,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                            439,238
       220,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                     199,100
        10,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                               8,675
       265,000 Tenet Healthcare Corp. sr. notes
               6 3/8s, 2011                                             231,213
       360,000 Tenet Healthcare Corp. sr. notes
               5 3/8s, 2006                                             341,100
       725,000 Triad Hospitals, Inc. sr. notes 7s,
               2012                                                     726,813
       590,000 Triad Hospitals, Inc. sr. sub. notes
               7s, 2013                                                 570,825
       285,000 Universal Hospital Services, Inc.
               144A sr. notes 10 1/8s, 2011                             303,525
       165,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012                                186,450
        40,000 VWR International, Inc. bank term
               loan FRN 3.6s, 2011
               (acquired 4/5/04, cost $40,000)
               (RES)                                                     40,560
       185,000 VWR International, Inc. 144A sr.
               notes 6 7/8s, 2012                                       191,475
        95,000 VWR International, Inc. 144A sr.
               sub. notes 8s, 2014                                       99,038
                                                                 --------------
                                                                     13,132,327

Homebuilding (0.8%)
-------------------------------------------------------------------------------
        80,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                     86,600
       350,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                     389,375
        80,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                      83,600
       220,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                     216,150
       250,000 K. Hovnanian Enterprises, Inc.
               company guaranty 10 1/2s, 2007                           287,500
       310,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                            337,125
       160,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                       152,800
       205,000 K. Hovnanian Enterprises, Inc. 144A
               sr. notes 6 3/8s, 2014                                   192,700
        50,000 Landsource bank term loan FRN
               3.688s, 2010 (acquired 1/12/04, cost
               $50,000) (RES)                                            50,750
       160,000 Meritage Corp. company guaranty
               9 3/4s, 2011                                             178,200
       120,000 Meritage Corp. 144A sr. notes 7s,
               2014                                                     117,000
       210,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                            241,500
       180,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                   198,000
       120,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                        126,000
       100,000 Technical Olympic USA, Inc. 144A
               sub. notes 7 1/2s, 2011                                   95,500
       435,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                    474,150
                                                                 --------------
                                                                      3,226,950

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------
        80,000 Sealy bank term loan FRN 3.86s, 2012
               (acquired 4/2/04, cost $80,000)
               (RES)                                                     81,000
       585,000 Sealy Mattress Co. 144A sr. sub.
               notes 8 1/4s, 2014                                       570,375
                                                                 --------------
                                                                        651,375

Lodging/Tourism (1.1%)
-------------------------------------------------------------------------------
       250,000 FelCor Lodging LP company guaranty
               10s, 2008 (R)                                            266,875
       375,000 Gaylord Entertainment Co. 144A sr.
               notes 8s, 2013                                           390,000
       455,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     511,875
       324,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008                            334,530
       140,000 Host Marriott LP sr. notes 7 1/8s,
               2013 (R)                                                 142,100
       151,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                         161,004
       250,000 ITT Corp. debs. 7 3/8s, 2015                             260,625
       320,000 ITT Corp. notes 6 3/4s, 2005                             336,000
       870,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels Finance  Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                           959,175
       280,000 Meristar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                291,200
       305,000 Meristar Hospitality Corp. company
               guaranty 9s, 2008 (R)                                    314,150
        50,000 Starwood Hotels & Resorts Worldwide,
               Inc. company  guaranty 7 7/8s, 2012                       54,688
       210,000 Starwood Hotels & Resorts Worldwide,
               Inc. company  guaranty 7 3/8s, 2007                      225,750
                                                                 --------------
                                                                      4,247,972

Publishing (1.8%)
-------------------------------------------------------------------------------
        91,806 Dex Media West, LLC bank term loan
               FRN 3.869s, 2010 (acquired
               9/9/03, cost $91,806) (RES)                               93,215
       600,000 Dex Media West, LLC 144A sr. notes
               8 1/2s, 2010                                             651,000
       275,000 Dex Media, Inc. 144A disc. notes
               stepped-coupon zero % (9s,
               11/15/08), 2013 (STP)                                    167,750
       310,000 Dex Media, Inc. 144A notes 8s, 2013                      300,700
       870,734 Hollinger Participation Trust 144A
               sr. notes 12 1/8s, 2010 (Canada)
               (PIK)                                                  1,012,174
        93,758 PRIMEDIA, Inc. bank term loan FRN
               Ser. B, 3.887s, 2009
               (acquired 2/10/03, cost $89,774)
               (RES)                                                     92,657
       590,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                             600,325
       435,000 PRIMEDIA, Inc. 144A sr. notes 8s,
               2013                                                     429,563
       195,000 Reader's Digest Association, Inc.
               (The) 144A sr. notes 6 1/2s, 2011                        196,950
       123,456 RH Donnelley Finance Corp. I bank
               term loan FRN Ser. B, 3.369s,
               2010 (acquired 12/4/02, cost
               $123,456) (RES)                                          125,138
        70,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                     78,050
       500,000 RH Donnelley Finance Corp. I 144A
               sr. notes 8 7/8s, 2010                                   557,500
       250,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             297,500
       470,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    495,850
       245,000 Vertis, Inc. sec. notes 9 3/4s, 2009                     266,438
       390,000 Vertis, Inc. sub. notes 13 1/2s,
               2009                                                     397,800
       170,000 Von Hoffman Press, Inc. company
               guaranty 10 3/8s, 2007                                   170,425
       370,000 Von Hoffman Press, Inc. company
               guaranty 10 1/4s, 2009                                   384,800
       206,939 Von Hoffman Press, Inc. debs. 13s,
               2009 (PIK)                                               190,901
       110,000 WRC Media Corp. bank term loan FRN
               6.761s, 2009 (acquired 3/25/04, cost
               $110,000) (RES)                                          110,275
       295,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                            295,000
        36,000 Yell Finance BV sr. notes 10 3/4s,
               2011 (Netherlands)                                        41,760
                                                                 --------------
                                                                      6,955,771

Retail (0.8%)
-------------------------------------------------------------------------------
        37,592 Advance Stores bank term loan FRN
               Ser. C, 3.157s, 2007
               (acquired 3/4/03, cost $37,592)
               (RES)                                                     37,920
       240,000 Asbury Automotive Group, Inc. 144A
               sr. sub. notes 8s, 2014                                  235,200
       475,000 Autonation, Inc. company guaranty
               9s, 2008                                                 541,500
       180,000 Gap, Inc. (The) notes 6.9s, 2007                         198,000
       515,000 JC Penney Co., Inc. debs. 7.95s,
               2017                                                     589,675
        95,000 JC Penney Co., Inc. debs. 7.65s,
               2016                                                     106,875
       235,000 JC Penney Co., Inc. debs. 7 1/8s,
               2023                                                     253,800
        15,000 JC Penney Co., Inc. notes 8s, 2010                        17,100
       108,863 PETCO Animal Supplies, Inc. bank
               term loan FRN 3.61s, 2009
               (acquired 8/6/03, cost $108,863)
               (RES)                                                    110,496
       597,000 Saks, Inc. 144A company guaranty 7s,
               2013                                                     608,940
       270,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                    301,725
                                                                 --------------
                                                                      3,001,231

Technology (1.1%)
-------------------------------------------------------------------------------
       242,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                   283,745
        69,000 Avaya, Inc. sec. sr. notes 11 1/8s,
               2009                                                      80,903
        60,000 Caci International bank term loan
               FRN 3.11s, 2011 (acquired
               4/23/04, cost $60,000) (RES)                              60,525
       269,000 DigitalNet Holdings, Inc. sr. notes
               9s, 2010                                                 289,175
       130,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                             139,100
       295,000 Iron Mountain, Inc. sr. sub. notes
               8 1/4s, 2011                                             306,800
        40,000 Lucent Technologies, Inc. debs.
               6 1/2s, 2028                                              31,700
       555,000 Lucent Technologies, Inc. debs.
               6.45s, 2029                                              439,838
        30,000 Lucent Technologies, Inc. notes
               5 1/2s, 2008                                              28,500
       275,000 ON Semiconductor Corp. company
               guaranty 13s, 2008                                       331,375
       175,000 SCG Holding Corp. 144A notes zero %,
               2011                                                     246,750
       235,000 Seagate Technology Hdd Holdings
               company guaranty 8s, 2009 (Cayman
               Islands)                                                 253,800
       420,000 Xerox Capital Trust I company
               guaranty 8s, 2027                                        401,100
       110,000 Xerox Corp. company guaranty 9 3/4s,
               2009                                                     124,850
       215,000 Xerox Corp. notes Ser. MTN, 7.2s,
               2016                                                     215,000
       615,000 Xerox Corp. sr. notes 7 5/8s, 2013                       627,300
       290,000 Xerox Corp. sr. notes 7 1/8s, 2010                       294,350
                                                                 --------------
                                                                      4,154,811

Textiles (0.4%)
-------------------------------------------------------------------------------
       505,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            451,975
       245,000 Oxford Industries, Inc. 144A sr.
               notes 8 7/8s, 2011                                       261,538
       120,000 Phillips-Van Heusen Corp. 144A sr.
               notes 7 1/4s, 2011                                       120,600
       360,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             378,900
       214,000 William Carter Holdings Co. (The)
               company guaranty  Ser. B, 10 7/8s,
               2011                                                     245,030
                                                                 --------------
                                                                      1,458,043

Tire & Rubber (0.2%)
-------------------------------------------------------------------------------
        80,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 5.61s,
               2006 (acquired 2/19/04, cost $80,000)
               (RES)                                                     80,460
       100,000 Goodyear Tire & Rubber Co. (The)
               notes 8 1/2s, 2007                                        96,500
       770,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                       646,800
       110,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                        95,150
                                                                 --------------
                                                                        918,910

Transportation (0.8%)
-------------------------------------------------------------------------------
       240,000 Allied Holdings, Inc. company
               guaranty Ser. B, 8 5/8s, 2007                            231,600
       295,000 American Airlines, Inc. pass-through
               certificates  Ser. 01-1, 6.817s,2011                     271,400
       530,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                            447,850
       510,000 CSX Corp. notes 6 1/4s, 2008                             550,043
       210,000 Delta Air Lines, Inc. pass-through
               certificates Ser. 00-1, 7.779s, 2005                     176,461
       125,226 Delta Air Lines, Inc. pass-through
               certificates Ser. 02-1, 7.779s, 2012                      93,920
       500,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                            550,000
       100,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                            103,000
       310,000 Northwest Airlines, Inc. company
               guaranty 7 5/8s, 2005                                    303,800
       131,262 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                     133,230
        86,539 Pacer International, Inc. bank term
               loan FRN 4.044s, 2010
               (acquired 6/10/03, cost $87,021)
               (RES)                                                     87,405
       100,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                           116,250
                                                                 --------------
                                                                      3,064,959

Utilities & Power (4.4%)
-------------------------------------------------------------------------------
        30,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      31,650
        17,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                      17,723
       420,000 AES Corp. (The) 144A sec. notes 9s,
               2015                                                     458,850
       595,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                             648,550
       505,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                             506,263
       180,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                      198,900
       150,000 Allegheny Energy, Inc. bank term
               loan FRB 7 1/4s, 2011
               (acquired 3/5/04, cost $150,000)
               (RES)                                                    150,975
       490,000 Calpine Canada Energy Finance
               company guaranty 8 1/2s, 2008
               (Canada)                                                 344,225
     1,050,000 Calpine Corp. 144A sec. notes
               8 1/2s, 2010                                             929,250
       150,000 CenterPoint Energy Resources Corp.
               debs. 6 1/2s, 2008                                       159,759
       120,000 CenterPoint Energy Resources Corp.
               sr. notes Ser. B, 7 7/8s, 2013                           135,330
        50,000 CMS Energy Corp. pass-through
               certificates 7s, 2005                                     50,500
       500,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                     530,000
       120,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                     125,700
       100,000 CMS Energy Corp. 144A sr. notes
               7 3/4s, 2010                                             101,750
       340,000 DPL, Inc. sr. notes 6 7/8s, 2011                         334,900
       160,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                             136,800
       780,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                      854,100
       200,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                             189,000
       310,000 Dynegy-Roseton Danskamme company
               guaranty Ser. B, 7.67s, 2016                             275,900
       145,000 Edison Mission Energy sr. notes 10s,
               2008                                                     152,250
         5,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                               5,150
        70,000 Edison Mission Energy sr. notes
               7.73s, 2009                                               66,150
       210,000 El Paso Corp. sr. notes 7 3/8s, 2012                     179,550
       505,000 El Paso Corp. sr. notes Ser. MTN,
               7 3/4s, 2032                                             393,900
       105,000 El Paso Natural Gas Co. debs.
               8 5/8s, 2022                                             104,475
        90,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                      92,250
       645,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                            612,750
       240,000 Ferrellfas Partners LP/Ferrellgas
               Partners Finance 144A  sr. notes
               6 3/4s, 2014                                             240,000
       115,000 Kansas Gas & Electric debs. 8.29s,
               2016                                                     117,875
        91,644 Midland Funding II Corp. debs.
               Ser. A, 11 3/4s, 2005                                     96,226
       610,000 Midwest Generation LLC 144A sec.
               notes 8 3/4s, 2034                                       606,950
       150,000 Mirant Americas Generation, Inc. sr.
               notes 8.3s, 2011 (In default) (NON)                      108,000
       150,000 Mirant Americas Generation, Inc. sr.
               notes 7.2s, 2008 (In default) (NON)                      109,500
       450,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                      493,875
       360,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                     397,800
       545,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                    591,325
       185,000 Northwestern Corp. notes 7 7/8s,
               2007 (In default) (NON)                                  153,550
       136,208 NRG bank term loan FRN 5 1/2s, 2010
               (acquired 12/19/03, cost $135,526)
               (RES)                                                    140,055
        76,562 NRG bank term loan FRN Ser. B,
               1.07s, 2010 (acquired 12/19/03, cost
               $76,179) (RES)                                            78,725
       970,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                                 977,275
       310,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                381,300
       460,000 PG&E Corp. 144A sec. notes 6 7/8s,
               2008                                                     489,900
        85,000 PG&E Gas Transmission Northwest sr.
               notes 7.1s, 2005                                          87,550
       330,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             344,850
       260,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                     273,000
        80,000 Sierra Pacific Power Co. 144A
               general ref. mtge. 6 1/4s, 2012                           78,600
       490,000 Sierra Pacific Resources 144A sr.
               notes 8 5/8s, 2014                                       494,900
        50,000 Southern California Edison Co. notes
               6 3/8s, 2006                                              52,876
       170,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                     191,250
       100,000 Teco Energy, Inc. notes 7.2s, 2011                       100,000
       150,000 Teco Energy, Inc. notes 7s, 2012                         148,125
        40,000 Tennessee Gas Pipeline Co. debs. 7s,
               2028                                                      36,200
       100,000 Teton Power Funding bank term loan
               FRN 4.36s, 2011 (acquired
               2/4/04, cost $100,000) (RES)                             100,750
        50,000 Transcontinental Gas Pipeline Corp.
               debs. 7 1/4s, 2026                                        50,750
        80,000 Unisource Energy bank term loan FRN
               5.652s, 2011 (acquired 3/25/04, cost
               $79,200) (RES)                                            78,800
       470,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s, 2011
               (Canada)                                                 453,550
       100,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                              106,000
       215,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                             248,978
        80,000 Williams Cos., Inc. (The) notes
               8 3/4s, 2032                                              81,600
        80,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                              87,000
       290,000 Williams Cos., Inc. (The) notes
               7 5/8s, 2019                                             282,750
       380,000 Williams Cos., Inc. (The) sr. notes
               8 5/8s, 2010                                             417,050
       200,000 Williams Holdings Of Delaware notes
               6 1/2s, 2008                                             208,000
        64,513 Williams Products bank term loan FRN
               3.6s, 2007 (acquired 6/4/03, cost
               $64,513) (RES)                                            65,118
       131,272 York Power Funding 144A notes 12s,
               2007  (Cayman Islands) (In default)
               (NON)                                                         13
                                                                 --------------
                                                                     16,756,666
                                                                 --------------
               Total Corporate bonds and notes
               (cost $171,003,433)                                 $176,583,227

U.S. government agency mortgage obligations (5.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $23,502 Federal Home Loan Mortgage
               Corporation Pass-Through
               Certificates 7 1/2s, May 1, 2027                         $25,246
               Federal National Mortgage
               Association Pass-Through
               Certificates
        12,468 8s, July 1, 2024                                          13,608
        99,980 7 1/2s, with due dates from January
               1, 2030 to August 1, 2030                                107,035
     8,897,342 6 1/2s, with due dates from June 1,
               2028 to May 1, 2033                                    9,273,387
    12,990,000 5s, TBA, May 1, 2019                                  13,063,069
                                                                 --------------
               Total U.S. government agency
               mortgage obligations
                (cost $22,534,947)                                  $22,482,345

U.S. treasury obligations (13.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               U.S. Treasury Bonds
    $5,440,000 7 1/2s, November 15, 2016                             $6,763,236
    12,789,000 6 1/4s, May 15, 2030                                  14,372,138
     5,965,000 6 1/4s, August 15, 2023                                6,628,141
     7,289,000 4 1/4s, August 15, 2013                                7,167,135
         3,000 4s, November 15, 2012                                      2,922
               U.S. Treasury Notes
     8,046,000 3 1/4s, August 15, 2008                                7,996,340
     6,087,000 1 1/8s, June 30, 2005                                  6,045,864
     7,990,000 U.S. Treasury Strip zero %, November
               15, 2024                                               2,509,707
                                                                 --------------
               Total U.S. treasury obligations
               (cost $51,765,384)                                   $51,485,483

Foreign government bonds and notes (11.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
AUD  1,759,000 Australia (Government of) bonds
               6 1/4s, 2015                                          $1,295,398
EUR  2,000,000 Austria (Republic of) notes Ser. E
               MTN, 3.8s, 2013                                        2,323,057
USD    360,000 Brazil (Federal Republic of) bonds
               10 1/8s, 2027                                            316,440
USD    330,000 Brazil (Federal Republic of) unsub.
               notes 11s, 2040                                          307,395
USD    646,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                             742,254
CAD  1,005,000 Canada (Government of) bonds 5 1/2s,
               2010                                                     783,039
CAD    410,000 Canada (Government of) bonds
               Ser. WL43, 5 3/4s, 2029                                  318,733
USD    500,000 Chile (Republic of) bonds 5 1/2s,
               2013                                                     503,500
USD    105,000 Colombia (Republic of) bonds
               10 3/8s, 2033                                            105,210
USD    140,000 Colombia (Republic of) bonds
               Ser. NOV, 9 3/4s, 2009                                   150,850
USD  1,150,000 Colombia (Republic of) notes
               10 3/4s, 2013                                          1,265,000
USD    105,000 Colombia (Republic of) unsub.
               9 3/4s, 2009                                             113,820
EUR    155,000 Colombia (Republic of) unsub. bonds
               Ser. 15A, 11 3/8s, 2008                                  213,390
USD    875,000 Ecuador (Republic of) bonds
               stepped-coupon Ser. REGS, 7s  (8s,
               8/15/04), 2030 (STP)                                     607,250
USD    150,000 El Salvador (Republic of) 144A bonds
               8 1/4s, 2032                                             149,625
EUR    760,000 France (Government of) bonds 5 3/4s,
               2032                                                   1,027,622
EUR  1,470,000 France (Government of) bonds 5 1/2s,
               2010                                                   1,937,417
EUR    440,000 France (Government of) deb. 4s, 2009                     539,295
EUR  2,480,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                      3,218,030
EUR    730,000 Hellenic Greece (Republic of) bonds
               3 1/2s, 2008                                             883,451
USD    100,000 Indonesia (Republic of) FRN 2.005s,
               2006                                                      92,500
USD    250,000 Indonesia (Republic of) FRN 2.005s,
               2005                                                     238,750
USD    855,000 Indonesia (Republic of) 144A sr.
               notes 6 3/4s, 2014                                       778,050
EUR    655,000 Italy (Government of) treasury bonds
               4 3/4s, 2006                                             817,183
NZD  2,970,000 New Zealand (Government of) bonds
               8s, 2006                                               1,952,784
NZD  3,152,000 New Zealand (Government of) bonds
               Ser. 709, 7s, 2009                                     2,053,725
USD    550,000 Peru (Republic of) bonds 8 3/4s,
               2033                                                     486,750
USD    290,000 Philippines (Republic of) bonds
               9 7/8s, 2019                                             297,250
USD    325,000 Philippines (Republic of) sr. notes
               8 7/8s, 2015                                             323,375
USD  2,391,250 Russia (Federation of) 144A unsub.
               stepped-coupon 5s (7 1/2s, 3/31/07),
               2030 (STP)                                             2,191,581
USD    520,000 Russia (Ministry of Finance) deb.
               Ser. V, 3s, 2008                                         453,700
EUR    165,000 South Africa (Republic of) bonds
               5 1/4s, 2013                                             192,940
USD  1,030,000 South Africa (Republic of) notes
               7 3/8s, 2012                                           1,136,090
SEK 16,800,000 Sweden (Government of) bonds 6 3/4s,
               2014                                                   2,565,497
SEK 14,640,000 Sweden (Government of) bonds Ser.
               3101, 4s, 2008                                         2,369,529
USD    184,803 Ukraine (Government of) sr. notes
               Ser. REGS, 11s, 2007                                     201,436
USD    400,000 Ukraine (Government of) 144A bonds
               7.65s, 2013                                              384,000
USD    575,000 Ukraine (Government of) 144A unsub.
               notes 6 7/8s, 2011                                       554,875
GBP    425,000 United Kingdom treasury bonds
               8 3/4s, 2017                                           1,027,547
GBP    490,000 United Kingdom treasury bonds 5s,
               2012                                                     870,606
GBP  2,765,000 United Kingdom treasury bonds 5s,
               2004                                                   4,905,348
GBP  1,745,000 United Kingdom treasury bonds
               7 1/2s, 2006                                           3,303,095
USD    725,000 United Mexican States bonds
               Ser. MTN, 8.3s, 2031                                     777,563
USD    215,000 Venezuela (Republic of) bonds
               9 3/8s, 2034                                             176,838
USD    255,000 Venezuela (Republic of) notes
               10 3/4s, 2013                                            248,625
USD    415,000 Venezuela (Republic of) unsub. bonds
               5 3/8s, 2010                                             322,663
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $41,451,267)                             $45,523,076

Collateralized mortgage obligations (5.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,575,128 Commercial Mortgage Acceptance Corp.
               Ser. 97-ML1, Interest Only  (IO),
               0.935s, 2017                                             $65,988
       757,000 Criimi Mae Commercial Mortgage Trust
               Ser. 98-C1, Class A2,  7s, 2011                          811,883
     1,143,000 Criimi Mae Commercial Mortgage Trust
               144A Ser. 98-C1,  Class B, 7s, 2033                    1,186,296
       192,000 CS First Boston Mortgage Securities
               Corp. 144A FRB Ser. 03-TF2A, Class
               L, 5.1s, 2014                                            190,491
    22,457,171 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1, Class X,
               IO, 1.149s, 2023                                         682,030
               Fannie Mae
        90,542 Ser. 98-51, Class SG, IO, 24.4s,
               2022                                                      36,604
       421,421 Ser. 02-36, Class SJ, 17 3/8s, 2029                      464,180
           584 Ser. 92-15, Class L, IO, 10.376s,
               2022                                                       8,019
       306,733 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                      330,416
         6,601 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                        7,111
           721 Ser. 02-W1, Class 2A, 7 1/2s, 2042                           776
         2,779 Ser. 02-14, Class A2, 7 1/2s, 2042                         2,994
       372,329 Ser. 01-T10, Class A2, 7 1/2s, 2041                      401,078
         1,663 Ser. 02-T4, Class A3, 7 1/2s, 2041                         1,792
         4,409 Ser. 01-T8, Class A1, 7 1/2s, 2041                         4,749
     1,443,804 Ser. 01-T7, Class A1, 7 1/2s, 2041                     1,555,285
       212,750 Ser. 01-T3, Class A1, 7 1/2s, 2040                       229,177
       649,509 Ser. 01-T1, Class A1, 7 1/2s, 2040                       699,660
       259,181 Ser. 99-T2, Class A1, 7 1/2s, 2039                       279,193
       137,059 Ser. 00-T6, Class A1, 7 1/2s, 2030                       147,642
       639,479 Ser. 01-T4, Class A1, 7 1/2s, 2028                       688,855
         1,435 Ser. 02-W3, Class A5, 7 1/2s, 2028                         1,546
       873,590 Ser. 03-118, Class SF, IO, 7s, 2033                      129,128
       913,085 Ser. 02-36, Class QH, IO, 6.95s,
               2029                                                      59,309
        90,742 Ser. 02-29, Class SL, IO, 6.95s,
               2029                                                         626
       379,105 Ser. 03-7, Class SM, IO, 6.65s, 2023                       4,146
     2,109,105 Ser. 03-49, Class TS, IO, 6.6s, 2018                     271,218
       864,163 Ser. 03-14, Class KS, IO, 6 1/2s,
               2017                                                      68,458
       483,902 Ser. 03-23, Class SC, IO, 6.45s,
               2033                                                      18,449
     1,839,400 Ser. 03-41, Class SP, IO, 6.1s, 2015                     137,380
       686,557 Ser. 03-58, Class ID, IO, 6s, 2033                       162,092
       826,902 Ser. 03-26, Class IG, IO, 6s, 2033                       160,083
       544,833 Ser. 322, Class 2, IO, 6s, 2032                          126,163
     5,979,867 Ser. 03-34, Class SP, IO, 6s, 2032                       530,713
       683,336 Ser. 318, Class 2, IO, 6s, 2032                          158,502
       240,398 Ser. 01-74, Class MI, IO, 6s, 2015                        16,648
     4,878,449 Ser. 03-34, Class ES, IO, 5.9s, 2033                     444,396
     1,964,361 Ser. 03-34, Class SG, IO, 5.9s, 2033                     180,169
       857,147 Ser. 343, Class 14, IO, 5 1/2s, 2033                     208,528
       895,923 Ser. 343, Class 15, IO, 5 1/2s, 2033                     218,801
       413,715 Ser. 343, Class 17, IO, 5 1/2s, 2033                     102,847
     1,285,525 Ser. 338, Class 2, 5 1/2s, 2033                          353,720
     1,298,232 Ser. 329, Class 2, IO, 5 1/2s, 2033                      339,974
     1,279,127 Ser. 03-45, Class PI, IO, 5 1/2s,
               2029                                                     176,280
     1,710,334 Ser. 03-37, Class IC, IO, 5 1/2s,
               2027                                                     186,768
       243,000 Ser. 03-6, Class IB, IO, 5 1/2s,
               2022                                                      19,176
       681,715 Ser. 345, Class 1, IO, 5s, 2033                          182,890
     1,670,421 Ser. 343, Class 5, IO, 5s, 2033                          415,517
     1,880,953 Ser. 343, Class 9, IO, 5s, 2033                          481,994
     2,749,358 Ser. 03-23, Class AI, IO, 5s, 2017                       329,923
     1,043,600 Ser. 03-24, Class IC, IO, 5s, 2015                       198,131
     5,351,773 Ser. 03-W10, Class 1A, IO, 2.052s,
               2043                                                     187,312
     6,387,277 Ser. 03-W10, Class 3A, IO, 2.05s,
               2043                                                     229,543
     3,405,628 Ser. 03-W17, Class 12, IO, 1.164s,
               2033                                                     114,287
     5,808,273 Ser. 00-T6, IO, 0.74s, 2030                              104,367
     9,983,388 Ser. 02-T18, IO, 0.52s, 2042                             146,102
         2,358 Ser. 02-97, Principal Only (PO),
               zero %, 2033                                               2,352
       110,794 Ser. 99-51, Class N, PO, zero %,
               2029                                                      93,084
        69,489 Ser. 99-52, Class MO, PO, zero %,
               2026                                                      67,879
         5,103 Ser. 96-5, Class PB, PO, zero %,
               2024                                                       5,017
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
         8,651 Ser. T-58, Class 4A, 7 1/2s, 2043                          9,319
     3,121,295 Ser. T-57, Class 1AX, IO, 0.004s,
               2043                                                      34,017
     8,053,231 FFCA Secured Lending Corp. Ser.
               00-1, Class X, IO, 1.626s, 2020                          531,005
       230,000 First Chicago Lennar Trust 144A Ser.
               97-CHL1, Class E, 7.929s, 2039                           211,025
               Freddie Mac
       304,679 Ser. 2763, Class SC, 24.2s, 2032                         372,506
       723,300 Ser. 2412, Class GS, FRN, 18.07s,
               2032                                                     788,397
       182,995 Ser. 2478, Class SY, IO, 7.05s, 2021                       8,692
        20,657 Ser. 2448, Class SE, IO, 7s, 2029                             45
     1,428,718 Ser. 2448, Class SM, IO, 6.9s, 2032                      137,514
     1,429,765 Ser. 2579, Class GS, IO, 6.55s, 2017                     127,419
     2,233,300 Ser. 216, IO, 6s, 2032                                   506,854
       786,800 Ser. 2515, Class IG, IO, 5 1/2s,
               2032                                                     261,720
       404,800 Ser. 2590, Class IH, IO, 5 1/2s,
               2028                                                     106,867
     1,048,000 Ser. 2596, Class IQ, IO, 5 1/2s,
               2026                                                     127,527
       260,818 Ser. 215, Class PO, PO, zero %, 2031                     229,662
       232,761 Ser. 2235, PO, zero %, 2030                              184,184
             2 Ser. 2078, Class KC, PO, zero %, 2023                          2
               Government National Mortgage
               Association
        14,858 Ser. 02-36, Class SD, IO, 7.05s,
               2029                                                          60
       240,778 Ser. 02-51, Class SA, IO, 7s, 2032                         5,167
       100,925 Ser. 02-29, Class SX, IO, 6.95s,
               2029                                                         303
       615,173 Ser. 01-43, Class SJ, IO, 6 1/2s,
               2029                                                      18,578
     1,333,099 Ser. 01-19, Class S, IO, 6.4s, 2031                      124,978
     2,570,741 Ser. 03-83, Class SI, IO, 5.4s, 2032                     202,044
     1,107,038 Ser. 02-47, Class SM, IO, 4.87s,
               2032                                                      56,736
       117,142 Ser. 98-2, Class EA, PO, zero %,
               2028                                                      99,717
       117,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A, Class L,  4.35s,
               2015                                                     117,146
       718,260 Hermione (European Loan Conduit No.
               14) 144A FRB Class A, 4.489s,  2011
               (Ireland)                                              1,280,114
     4,051,721 Merrill Lynch Mortgage Investors,
               Inc. Ser. 96-C2, Class JS,
               IO, 2.544s, 2028                                         276,026
     3,338,239 Mortgage Capital Funding, Inc. Ser.
               97-MC2, Class X, IO, 1.523s, 2012                        106,259
               Starwood Asset Receivables Trust
               144A
        95,279 FRB Ser. 03-1A, Class F, 2.2s, 2022                       95,460
       122,502 FRB Ser. 03-1A, Class E, 2.15s, 2022                     122,734
               STRIPS 144A
        87,000 Ser. 03-1A, Class M, 5s, 2018                             71,201
       104,000 Ser. 03-1A, Class N, 5s, 2018                             76,336
       100,000 Ser. 04-1A, Class M, 5s, 2018                             81,890
        90,000 Ser. 04-1A, Class N, 5s, 2018                             66,267
       100,000 Trizechahn Office Properties Trust
               144A Ser. 01-TZHA, Class D3, 6.943s,
               2013                                                     105,985
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $21,920,900)                       $20,971,493

Asset-backed securities (6.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               ABSC NIMS Trust 144A
      $210,525 Ser. 03-HE5, Class A, 7s, 2033                          $211,578
       139,304 Ser. 03-HE7, Class A, 7s, 2033                           140,001
       147,000 Ser. 04-HE2, Class A1, 6 3/4s, 2034                      147,735
               Aegis Asset Backed Securities Trust
               144A
        93,499 Ser. 04-1N, Class NOTE, 5s, 2034                          93,499
       191,530 Ser. 04-2N, Class N1, 4 1/2s, 2034                       191,530
     3,503,636 Amortizing Residential Collateral
               Trust Ser. 02-BC1, Class A, IO,  6s,
               2005                                                     118,356
        50,810 AQ Finance NIM Trust Ser. 03-N1,
               Class NOTE, 9.37s, 2033                                   50,699
               AQ Finance NIM Trust 144A
       180,744 Ser. 03-N2, Class NOTE, 9.3s, 2033                       182,100
        66,890 Ser. 03-N9A, Class NOTE, 7.385s,
               2033                                                      67,308
               Arc Net Interest Margin Trust 144A
        13,770 Ser. 02-1A, Class A, 7 3/4s, 2032                         13,768
        39,191 Ser. 02-8A, Class A1, 7 3/4s, 2032                        38,868
               Arcap REIT, Inc. 144A
       208,000 Ser. 03-1A, Class E, 7.11s, 2038                         210,178
       116,000 Ser. 04-1A, Class E, 6.42s, 2039                         114,822
               Argent NIM Trust 144A
       141,551 Ser. 03-N6, Class A, 6.4s, 2034                          141,551
        62,000 Ser. 04-WN2, Class A, 4.55s, 2034                         62,000
        84,000 Asset Backed Funding Corp. NIM Trust
               144A Ser. 04-0PT1,  Class N2, 6.9s,
               2033                                                      84,000
       177,522 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A,  Class G1, 1.8s,
               2033                                                     177,966
               Bayview Financial Acquisition Trust
       269,996 Ser. 02-CA, Class A, IO, 5.1s, 2004                        6,412
    13,734,984 Ser. 03-X, Class A, IO, 1.36s, 2006                      197,440
               CARSSX Finance, Ltd. 144A
       100,000 FRN Ser. 04-A, Class B3, 4.7s, 2011                      100,000
       100,000 FRN Ser. 04-A, Class B4, 6.7s, 2011                      100,000
               Chase Funding Net Interest Margin
               144A
         5,876 Ser. 02-4A, Class NOTE, 8 1/2s, 2035                       5,876
         8,835 Ser. 03-1A, Class NOTE, 8 3/4s, 2004                       8,835
        61,996 Ser. 03-2A, Class NOTE, 8 3/4s, 2035                      62,306
       198,205 Ser. 03-4A, Class NOTE, 6 3/4s, 2036                     199,196
               Conseco Finance Securitizations Corp.
       135,000 Ser. 00-2, Class A4, 8.48s, 2021                         139,500
     1,673,000 Ser. 00-4, Class A6, 8.31s, 2032                       1,422,874
       600,000 Ser. 00-6, Class M2, 8.2s, 2032                           90,000
        12,000 Ser. 01-04, Class A4, 7.36s, 2019                         11,708
       782,000 Ser. 01-1, Class A5, 6.99s, 2032                         709,816
         9,000 Ser. 01-3, Class A3, 5.79s, 2024                           8,907
     1,290,000 Ser. 01-3, Class A4, 6.91s, 2033                       1,184,713
       200,000 Ser. 01-3, Class M2, 7.44s, 2033                          40,000
       561,000 Ser. 01-4, Class B1, 9.4s, 2010                           56,100
     1,380,580 Ser. 02-1, Class A, 6.681s, 2032                       1,421,526
       394,000 Consumer Credit Reference IDX
               Securities FRB Ser. 02-1A, Class
               A, 3.11s, 2007                                           399,509
       193,000 Countrywide Asset Backed
               Certificates 144A Ser. 04-BC1N,
               Class NOTE, 5 1/2s, 2035                                 192,337
       235,000 Crest, Ltd. 144A Ser. 03-2A, Class
               E2, 8s, 2038                                             212,730
       186,200 First Franklin NIM Trust 144A Ser.
               03-FF3A, Class A, 6 3/4s, 2033                           185,477
               Fremont NIM Trust 144A
        76,686 Ser. 03-B, Class NOTE, 5.65s, 2033                        76,495
       343,330 Ser. 04-A, Class NOTE, 4 3/4s, 2034                      342,987
               Granite Mortgages PLC
GBP    585,000 Ser. 03-2, Class 3C, 5.578s, 2043
               (United Kingdom)                                       1,066,160
EUR    780,000 FRB Ser. 03-2, Class 2C1, 5.2s, 2043
               (United Kingdom)                                         956,023
      $190,000 FRB Ser. 02-1, Class 1C, 2.45s, 2042
               (United Kingdom)                                         193,236
               Green Tree Financial Corp.
       107,320 Ser. 95-F, Class B2, 7.1s, 2021                           95,113
        70,330 Ser. 99-3, Class A5, 6.16s, 2031                          71,166
       678,000 Ser. 99-5, Class A5, 7.86s, 2030                         592,593
     1,057,553 Greenpoint Manufactured Housing Ser.
               00-3, Class IA, 8.45s, 2031                              906,280
       635,000 GS Auto Loan Trust 144A Ser. 04-1,
               Class D, 5s, 2011                                        625,376
           243 GSAMP Trust Ser. 02-HE2N, Class
               NOTE, 8 1/4s, 2032                                           243
               GSAMP Trust 144A
        90,699 Ser. 03-HE1N, Class NOTE, 7 1/4s,
               2033                                                      90,608
       200,947 Ser. 04-FM1N, Class NOTE, 5 1/4s,
               2033                                                     200,947
               Holmes Financing PLC FRB
       190,000 Ser. 5, Class 2C, 2.59s, 2005
               (United Kingdom)                                         191,366
       110,000 Ser. 4, Class 3C, 2.44s, 2040
               (United Kingdom)                                         111,575
       127,000 Ser. 8, Class 2C, 1.834s, 2040
               (United Kingdom)                                         127,000
         4,502 Home Equity Asset Trust Ser. 02-1N,
               Class A, 8s, 2032                                          4,502
               Home Equity Asset Trust 144A
       211,351 Ser. 02-5N, Class A, 8s, 2033                            211,351
        91,259 Ser. 03-4N, Class A, 8s, 2033                            105,085
       155,000 Ser. 03-7N, Class A, 5 1/4s, 2034                        154,613
       685,000 LNR CDO, Ltd. FRB Ser. 02-1A, Class
               FFL, 3.85s, 2037  (Cayman Islands)                       667,738
       415,000 LNR CDO, Ltd. 144A FRB Ser. 03-1A,
               Class EFL, 4.1s, 2036 (Cayman
               Islands)                                                 438,821
       155,130 Long Beach Asset Holdings Corp. 144A
               Ser. 2003-2,  Class N1, 7.627s, 2033                     155,348
        90,387 Long Beach Asset Holdings Corp. NIM
               Trust 144A Ser. 03-4, Class
               N1, 6.535s, 2033                                          90,387
       568,528 Madison Avenue Manufactured Housing
               Contract FRB Ser. 02-A, Class
               B1, 4.35s, 2032                                          312,690
       105,173 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N, Class N1,  8s,
               2005                                                     106,368
       102,954 Mid-State Trust Ser. 11, Class B,
               8.221s, 2038                                             102,064
        50,296 Morgan Stanley ABS Capital I 144A
               Ser. 03-NC9N, Class NOTE,  7.6s,
               2033                                                      50,727
               Morgan Stanley Dean Witter Capital I
       210,000 FRN Ser. 01-NC3, Class B1, 3.55s,
               2031                                                     209,303
       195,000 FRN Ser. 01-NC4, Class B1, 3.6s,
               2032                                                     194,370
       100,565 New Century Mortgage Corp. NIM Trust
               144A Ser. 03-B, Class NOTE, 6 1/2s,
               2033                                                     101,068
               Oakwood Mortgage Investors, Inc.
       229,475 Ser. 01-C, Class A2, 5.92s, 2017                         156,423
     1,140,443 Ser. 02-C, Class A1, 5.41s, 2032                       1,015,884
        61,254 Option One Mortgage Securities Corp.
               144A Ser. 03-5, Class NOTE,  6.9s,
               2033                                                      61,560
        53,497 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 2003-2B, Class
               N1, 7.63s, 2033 (Cayman Islands)                          53,447
       302,884 Pass-Through Amortizing Credit Card
               Trust Ser. 02-1A, Class A4FL, 6.6s,
               2012                                                     303,891
               Permanent Financing PLC FRB
       150,000 Ser. 1, Class 3C, 2.31s, 2042
               (United Kingdom)                                         151,664
       190,000 Ser. 3, Class 3C, 2.26s, 2042
               (United Kingdom)                                         193,266
     1,764,959 Residential Asset Mortgage Products,
               Inc. Ser. 03-RZ1, Class A,
               IO, 5 3/4s, 2005                                          86,042
       187,684 Rural Housing Trust Ser. 87-1, Class
               D, 6.33s, 2026                                           195,187
        52,068 SAIL Net Interest Margin Notes Ser.
               03-4, Class A, 7 1/2s, 2033 (Cayman
               Islands)                                                  52,010
               SAIL Net Interest Margin Notes 144A
       297,971 Ser. 03-10A, Class A, 7 1/2s, 2033                       297,955
       120,344 Ser. 03-12A, Class A, 7.35s, 2033                        120,308
        76,067 Ser. 03-6A, Class A, 7s, 2033                             75,501
       154,068 Ser. 03-7A, Class A, 7s, 2033                            152,925
        47,280 Ser. 03-8A, Class A, 7s, 2033                             47,042
       219,735 Ser. 03-BC2A, Class A, 7 3/4s, 2033                      219,097
       281,096 Ser. 04-2A, Class A, 5 1/2s, 2034                        281,096
        32,423 Sasco Arc Net Interest Margin Notes
               Ser. 02-BC10, Class A,  7 3/4s, 2033                      32,128
               Sasco Arc Net Interest Margin Notes
               144A
       135,776 Ser. 03-3, Class A, 7 3/4s, 2033                         135,095
       269,098 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         269,020
       220,896 Ser. 03-AM1, Class A, 7 3/4s, 2033                       240,825
       148,926 Sasco Arc Net Interest Margin Trust
               144A Ser. 03-BC1, Class B,  zero %,
               2033                                                     106,645
       121,375 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A,  6.656s, 2033                        121,280
       171,915 SHARP SP I, LLC Net Interest Margin
               Trust Ser. 03-NC1N, Class N, 7 1/4s,
               2033                                                     172,881
               SHARP SP I, LLC Net Interest Margin
               Trust 144A
       108,587 Ser. 03-0P1N, Class NA, 4.45s, 2033                      108,576
        86,698 Ser. 03-HS1N, Class N, 7.48s, 2033                        86,915
        42,447 Ser. 03-TC1N, 7.45s, 2033                                 42,447
        62,411 Ser. 04-FM1N, Class N, 6.16s, 2034                        62,723
        44,082 Ser. 04-HS1N, Class NOTE, 5.92s,
               2034                                                      44,082
               Structured Asset Investment Loan
               Trust
       216,695 Ser. 03-BC1A, Class A, 7 3/4s, 2033                      215,642
     3,863,371 Ser. 03-BC2, Class A, IO, 6s, 2005                       157,563
     1,310,001 Ser. 03-BC8, Class A, IO, 6s, 2005                        71,039
     7,873,000 Ser. 04-1, Class A, IO, 6s, 2005                         428,551
       212,000 TIAA Commercial Real Estate
               Securitization Ser. 02-1A, Class
               IV, 6.84s, 2037                                          163,563
       254,000 TIAA Commercial Real Estate
               Securitization 144A Ser. 03-1A,
               Class E, 8s, 2038                                        226,774
     1,597,000 Washington Mutual Ser. 03-S1, Class
               A11, IO, 5 1/2s, 2033                                    144,728
       492,000 Whole Auto Loan Trust 144A Ser.
               03-1, Class D, 6s, 2010                                  488,464
                                                                 --------------
               Total Asset-backed securities
               (cost $26,128,377)                                   $24,135,063

Common stocks (0.7%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         1,083 AboveNet, Inc. (NON)                                     $43,320
         1,153 Alderwoods Group, Inc. (NON)                              14,159
       350,000 AMRESCO Creditor Trust  (acquired
               6/17/99, cost $62,787) (RES) (NON)
               (R)                                                          350
             6 Arch Wireless, Inc. Class A (NON)                            205
           958 Archibald Candy Corp. (NON)                                   48
           605 Birch Telecom, Inc. (acquired
               9/30/02, cost $--) (RES) (NON)                                 6
           244 Comdisco Holding Co., Inc. (NON)                           8,406
     1,883,299 Contifinancial Corp. Liquidating
               Trust Units                                               32,958
         8,378 Covad Communications Group, Inc.
               (NON)                                                     16,756
           663 Crown Castle International Corp.
               (NON)                                                      9,249
           614 Genesis HealthCare Corp. (NON)                            14,361
        25,179 Globix Corp. (NON)                                        81,832
            99 Knology, Inc. (NON)                                          788
            58 Leucadia National Corp.                                    2,858
         3,473 Lodgian, Inc. (NON)                                       57,305
        60,000 Loewen Group International, Inc.
               (NON)                                                          6
           603 Mariner Health Care, Inc. (NON)                           10,890
           810 Mediq, Inc. (NON)                                          3,256
            16 Microcell Telecommunications, Inc.
               Class A (Canada) (NON)                                       285
         4,563 Microcell Telecommunications, Inc.
               Class B (Canada) (NON)                                    82,294
         4,203 Pioneer Cos., Inc. (NON)                                  19,964
         1,004 PSF Group Holdings, Inc. 144A Class
               A (NON)                                                1,505,790
        28,727 Regal Entertainment Group (acquired
               5/9/02, cost $228,945) (RES) (NON)                       625,961
           129 Sterling Chemicals, Inc. (NON)                             3,290
           467 Sun Healthcare Group, Inc. (NON)                           4,675
       503,131 VFB LLC (acquired various dates from
               10/27/00 to 12/8/03, cost $355,888)
               (RES) (NON)                                               95,595
         1,568 Washington Group International, Inc.
               (NON)                                                     56,636
                                                                 --------------
               Total Common stocks
               (cost $8,823,452)                                     $2,691,243

Brady bonds (0.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $1,745,000 Argentina (Government of) FRB
               Ser. L-GL, 2.063s, 2023                                 $907,400
       367,059 Brazil (Federal Republic of) FRB
               2.063s, 2012                                             306,494
       588,238 Brazil (Federal Republic of) govt.
               guaranty FRB  Ser. RG, 2.125s, 2012                      491,178
       505,000 Bulgaria (Republic of) coll. FRB
               Ser. A, 2s, 2024                                         503,738
       336,700 Peru (Republic of) FRB Ser. PDI, 5s,
               2017                                                     295,050
                                                                 --------------
               Total Brady bonds (cost $2,241,024)                   $2,503,860

Preferred stocks (0.6%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
        14,956 Avecia Group PLC $4.00 pfd. (United
               Kingdom) (PIK)                                          $269,208
         5,858 Doane Pet Care Co. $7.125 pfd.                           281,184
           210 First Republic Capital Corp. 144A
               10.50% pfd.                                              217,350
         6,895 iStar Financial, Inc. $1.95 cum.
               pfd.                                                     174,099
         9,872 Lodgian, Inc. Ser. A, $7.06 cum.
               pfd. (PIK)                                               264,076
             8 Metrocall Holdings, Inc. Ser. A, 15.00%
               cum. pfd.                                                     92
            47 Paxson Communications Corp. 13.25%
               cum. pfd. (PIK)                                          441,800
           106 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd.                                                 94,870
           717 Rural Cellular Corp. 12.25% pfd.
               (PIK)                                                    516,240
                                                                 --------------
               Total Preferred stocks
               (cost $2,202,864)                                     $2,258,919

Convertible preferred stocks (0.3%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         4,915 Crown Castle International Corp.
               $3.125 cv. pfd.                                         $227,933
         2,910 Omnicare, Inc. zero % cv. pfd.                           180,420
            34 Paxson Communications Corp. 144A
               9.75% cv. pfd. (PIK)                                     266,900
         3,294 Pegasus Communications Corp. Ser. C,
               6.50% cum. cv. pfd.                                       89,762
         3,690 Williams Cos., Inc. (The) 144A $2.75
               cv. pfd.                                                 245,846
                                                                 --------------
               Total Convertible preferred stocks
               (cost $977,019)                                       $1,010,861

Convertible bonds and notes (0.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
       $60,000 AES Corp. (The) cv. sub. notes
               4 1/2s, 2005                                             $58,800
       280,000 Amkor Technologies, Inc. cv. notes
               5 3/4s, 2006                                             278,250
     1,210,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes stepped-coupon zero %
               (13s, 8/15/04) 2009 (Denmark) (In
               default) (NON) (STP)                                          12
       420,000 Nextel Communications, Inc. cv. sr.
               notes 6s, 2011                                           449,400
        20,000 Tower Automotive, Inc. cv. sub.
               notes 5s, 2004                                            19,800
        90,000 WCI Communities, Inc. cv. sr. sub.
               notes 4s, 2023                                           106,538
                                                                 --------------
               Total Convertible bonds and notes
               (cost $1,885,602)                                       $912,800

Units (0.1%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
       470,000 Morrison Knudsen Corp. zero %, 2032                      $68,150
           376 XCL Equity Units zero %                                  167,075
                                                                 --------------
               Total Units (cost $1,197,327)                           $235,225

Warrants (0.1%) (a) (NON)                            Expiration
Number of warrants                                   date                 Value
-------------------------------------------------------------------------------
           460 AboveNet, Inc.                        9/8/10              $8,165
           391 AboveNet, Inc.                        9/8/08               7,585
           560 Dayton Superior Corp. 144A            6/15/09                  6
             2 Doe Run Resourses Corp. 144A          12/31/12                 1
           641 Huntsman Co., LLC 144A                5/15/11            115,380
           266 MDP Acquisitions PLC 144A (Ireland)   10/1/13             13,034
         1,173 Microcell Telecommunications
               (Canada)                              5/1/08               6,227
           704 Microcell Telecommunications
               (Canada)                              5/1/05               2,821
           210 Mikohn Gaming Corp. 144A              8/15/08                 84
           220 ONO Finance PLC 144A (United
               Kingdom)                              2/15/11                  2
           230 Pliant Corp. 144A                     6/1/10                   2
           261 Solutia, Inc. 144A                    7/15/09                  3
           570 Travel Centers of America, Inc. 144A  5/1/09               2,850
           900 Ubiquitel, Inc. 144A                  4/15/10                  1
           967 Washington Group International, Inc.
               Ser. A                                1/25/06             11,121
         1,105 Washington Group International, Inc.
               Ser. B                                1/25/06             10,608
           597 Washington Group International, Inc.
               Ser. C                                1/25/06              5,373
           320 XM Satellite Radio Holdings, Inc.
               144A                                  3/15/10             18,560
                                                                 --------------
               Total Warrants (cost $412,768)                          $201,823

Short-term investments (9.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $19,153,000 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 1.025% to 1.05%
               and due dates ranging from May 3,
               2004 to May 21, 2004 (d)                             $19,153,000
     6,000,000 Morgan Stanley Dean Witter, 1.03%,
               May 12, 2004                                           5,998,112
     5,000,000 Household Finance Corp., 1.03%, May
               17, 2004                                               4,997,711
     4,000,000 GE Capital International Funding,
               1.04%, May 18, 2004                                    3,998,054
     1,975,000 U.S. Treasury Bill zero %, May 6,
               2004 (SEG)                                             1,974,751
                                                                 --------------
               Total Short-term investments
               (cost $36,121,628)                                   $36,121,628
-------------------------------------------------------------------------------
               Total Investments
               (cost $388,665,992)                                 $387,117,046
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $382,023,697.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2004 was $10,039,127 or 2.6% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2004.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at April 30, 2004.



Forward currency contracts to buy at April 30, 2004 (Unaudited)
(aggregate face value $29,829,208)
                                                                                     Unrealized
                                          Aggregate            Delivery             appreciation/
                          Value          face value              date              (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar    $6,964,923          $7,270,207             6/16/04             $(305,284)
British Pound         1,330,726           1,346,356             6/16/04               (15,630)
Danish Krone            625,657             647,651             6/16/04               (21,994)
Euro                  2,034,235           2,095,568             6/16/04               (61,333)
Japanese Yen         16,005,947          16,343,521             6/16/04              (337,574)
Norwegian Krone         182,173             179,154             6/16/04                 3,019
Polish Zloty            219,354             223,008             6/16/04                (3,654)
Swiss Franc             247,092             250,534             6/16/04                (3,442)
Taiwan Dollar         1,472,097           1,473,209             6/16/04                (1,112)
------------------------------------------------------------------------------------------------------
                                                                                    $(747,004)
------------------------------------------------------------------------------------------------------



Forward currency contracts to sell at April 30, 2004 (Unaudited)
(aggregate face value $35,564,277)
                                         Aggregate             Delivery              Unrealized
                          Value         face value               date               appreciation
------------------------------------------------------------------------------------------------------
Australian Dollar    $1,068,900          $1,079,384             6/16/04               $10,484
British Pound         6,460,706           6,594,889             6/16/04               134,183
Canadian Dollar         432,502             445,113             6/16/04                12,611
Euro                 17,538,253          18,110,213             6/16/04               571,960
Japanese Yen            473,462             481,412             6/16/04                 7,950
New Zealand Dollar    3,852,872           4,197,627             6/16/04               344,755
Swedish Krona         4,557,089           4,655,639             6/16/04                98,550
------------------------------------------------------------------------------------------------------
                                                                                   $1,180,493
------------------------------------------------------------------------------------------------------



Futures contracts outstanding at April 30, 2004 (Unaudited)
                                                                                           Unrealized
                                                        Aggregate          Expiration     appreciation/
                                         Value         face value             date       (depreciation)
------------------------------------------------------------------------------------------------------
Euro-Bobl 5 yr (Long)                $7,749,908        $7,740,445            Jun-04            $9,463
Euro-Bund 10 yr (Long)                8,889,380         8,978,014            Jun-04           (88,634)
Interest Rate Swap 10 yr (Long)         859,250           914,034            Jun-04           (54,784)
Japanese Government
Bond-TSE 10 yr (Long)                 2,489,352         2,498,082            Jun-04            (8,730)
Japanese Government
Bond-mini 10 yr (Long)                4,105,936         4,127,004            Jun-04           (21,068)
U.K. Gilt 10 yr (Long)                8,911,592         9,025,986            Jun-04          (114,394)
U.S. Treasury Bond 10 yr (Long)       7,389,469         7,739,908            Jun-04          (350,439)
U.S. Treasury Note 10 yr (Long)      46,299,500        47,508,620            Jun-04        (1,209,120)
U.S. Treasury Note 10 yr (Short)        884,000           906,778            Jun-04            22,778
U.S. Treasury Note 5 yr (Short)      61,565,000        62,765,746            Jun-04         1,200,746
------------------------------------------------------------------------------------------------------
                                                                                            $(614,182)
------------------------------------------------------------------------------------------------------



Interest rate swap contracts outstanding at April 30, 2004 (Unaudited)

                                                                                          Unrealized
                                                         Notional       Termination      appreciation/
                                                          amount           date         (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated December 2, 2003 to pay semi-
annually the notional amount multiplied by
2.444% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                             $3,496,000           12/5/05          $(34,734)

Agreement with Bank of America, N.A.
dated January 22, 2004 to pay semiannually
the notional amount multiplied by 1.97375%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                4,500,000           1/26/06            13,608

Agreement with Bank of America, N.A.
dated March 25, 2004 to pay semiannually
the notional amount multiplied by 3.075%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                9,000,000           3/30/09           371,467

Agreement with Bank of America, N.A.
dated January 22, 2004 to pay semiannually
the notional amount multiplied by 4.35%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                1,400,000           1/27/14            49,621

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to
pay semiannually the notional amount
multiplied by 1.955% and receive quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA.                                    4,500,000           1/26/06            15,766

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semiannually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by the three
month USD-LIBOR-BBA.                                    5,068,000          12/15/13           (32,051)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semiannually the notional amount multiplied
by 4.3375% and receive quarterly the
notional amount multiplied by the three
month USD-LIBOR-BBA.                                    1,400,000           1/26/14            51,123

Agreement with Merrill Lynch Capital
Services, Inc. dated November 17, 2000 to
pay semi-annually the notional amount
multiplied by the three month USD-LIBOR-
BBA and receive the notional amount
multiplied by 6.68%.                                    3,500,000          11/21/05           328,463

Agreement with Merrill Lynch Capital
Services, Inc. dated September 27, 2002 to
semiannually the notional amount multiplied
by the six month JPY-LIBOR-BBA and pay
semiannually the notional amount multiplied
by 0.399%.                                      JPY 1,334,000,000           10/1/07            25,565

Agreement with UBS, AG dated
February 12, 2004 to pay semiannually the
notional amount multiplied by 2.56% and
receive quarterly the notional amount
multiplied by the three month
CAD-BA-CDOR.                                       CAD 26,100,000           2/16/06            34,258

Agreement with UBS, AG dated March 8,
2004 to pay semiannually the notional
amount multiplied by 2.47% and receive
quarterly the notional amount multiplied by
the three month CAD-BA-CDOR.                       CAD 10,900,000            3/8/06            31,583

Agreement with UBS, AG dated April 23,
2004 to receive annually the notional amount
multiplied by 3.49% and pay quarterly the
notional amount multiplied by the three
month SEK-STIBOR-SIDE.                            SEK 212,000,000           4/27/06          $(18,319)
------------------------------------------------------------------------------------------------------
                                                                                             $836,350
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
April 30, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$388,665,992) (Note 1)                                           $387,117,046
-------------------------------------------------------------------------------
Cash                                                                  176,714
-------------------------------------------------------------------------------
Foreign currency (cost $823,713) (Note 1)                             798,576
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           6,552,700
-------------------------------------------------------------------------------
Receivable for securities sold                                      5,135,265
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                               91,762
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                           921,454
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)             1,212,430
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)             309,071
-------------------------------------------------------------------------------
Total assets                                                      402,315,018

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                               1,971,829
-------------------------------------------------------------------------------
Payable for securities purchased                                   16,336,532
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          724,702
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             64,349
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 33,874
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              806
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                               85,104
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                  778,941
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                260,557
-------------------------------------------------------------------------------
Other accrued expenses                                                 34,627
-------------------------------------------------------------------------------
Total liabilities                                                  20,291,321
-------------------------------------------------------------------------------
Net assets                                                       $382,023,697

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                         $467,264,687
-------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)          (2,840,749)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                    (81,508,374)
-------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                    (891,867)
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $382,023,697

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($382,023,697 divided by
53,329,917 shares)                                                      $7.16
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended April 30, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest                                                          $13,295,750
-------------------------------------------------------------------------------
Dividends                                                             272,639
-------------------------------------------------------------------------------
Total investment income                                            13,568,389

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    1,428,902
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        261,923
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                              8,008
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        4,377
-------------------------------------------------------------------------------
Other                                                                 108,892
-------------------------------------------------------------------------------
Total expenses                                                      1,812,102
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (10,774)
-------------------------------------------------------------------------------
Net expenses                                                        1,801,328
-------------------------------------------------------------------------------
Net investment income                                              11,767,061
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    8,818,757
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     1,275,897
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Note 1)                 28,475
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          443,961
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (1,535,620)
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                  725,481
-------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, swap contracts and credit default contracts
during the period                                                  (2,640,896)
-------------------------------------------------------------------------------
Net gain on investments                                             7,116,055
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $18,883,116
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    April 30       October 31
Increase (decrease) in net assets                       2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $11,767,061      $26,930,803
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                              9,031,470        6,949,606
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies                                (1,915,415)      37,071,168
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        18,883,116       70,951,577
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                       (19,677,749)     (27,721,585)
-------------------------------------------------------------------------------
Increase from issuance of common shares in
connection with reinvestment of dividends                 --          360,652
-------------------------------------------------------------------------------
Total increase (decrease) in net assets             (794,633)      43,590,644

Net assets
-------------------------------------------------------------------------------
Beginning of period                              382,818,330      339,227,686
-------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of
$2,840,749 and undistributed net investment
income of $5,069,939, respectively)             $382,023,697     $382,818,330
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning of period         53,329,917       53,275,878
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                             --           54,039
-------------------------------------------------------------------------------
Shares outstanding at end of period               53,329,917       53,329,917
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

                                         Six months
                                           ended
                                          April 30
Per-share                               (Unaudited)                                Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $7.18           $6.37           $6.80           $7.13           $7.72           $8.27
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .22             .50             .55             .61             .66             .64
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .13             .83            (.40)           (.31)           (.58)           (.48)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .35            1.33             .15             .30             .08             .16
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.37)           (.52)           (.58)           (.58)           (.56)           (.65)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                             --              --              --            (.05)           (.11)           (.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.37)           (.52)           (.58)           (.63)           (.67)           (.71)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.16           $7.18           $6.37           $6.80           $7.13           $7.72
---------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                             $6.250          $6.570          $6.150          $6.530          $6.438          $6.625
---------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                         0.41*          15.48            2.71           11.27            7.70          (10.50)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $382,024        $382,818        $339,228        $361,297        $378,800        $410,012
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .47*            .94             .98             .94             .94             .94
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   3.03*           7.36            8.22            8.63            8.66            7.93
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                45.20*         118.17 (d)      205.33 (d)      131.14 (d)      147.33          124.21
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.(Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
April 30, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment-grade sector, consisting of debt obligations of the U.S. government and investment-grade U.S. corporate bonds, a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrange ments, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

J) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2003, the fund had a capital loss carryover of $88,941,607 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
---------------------------------
   $3,536,796    October 31, 2006
   23,414,014    October 31, 2007
   11,528,221    October 31, 2008
   15,951,444    October 31, 2009
   34,511,132    October 31, 2010

The aggregate identified cost on a tax basis is $390,208,259, resulting in gross unrealized appreciation and depreciation of $18,589,423 and $21,680,636, respectively, or net unrealized depreciation of $3,091,213.

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended April 30, 2004, the fund paid PFTC $261,923 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2004, the fund's expenses were reduced by $10,774 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $820, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.


Note 3
Purchases and sales of securities

During the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $129,046,034 and $191,570,860, respectively. Purchases and sales of U.S. government securities aggregated $32,692,197 and $6,067,575, respectively.


Note 4
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS



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214212  072  6/04



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: June 28, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 28, 2004